Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 46.5%
Argentina - 0.0% (A)
MercadoLibre, Inc. (B)	400	$ 432,992

Australia - 1.5%
AGL Energy, Ltd.	10,950	106,919
Alumina, Ltd.	44,312	44,153
AMP, Ltd.	57,738	54,370
Ampol, Ltd.	4,216	72,762
APA Group	19,377	144,042
Aristocrat Leisure, Ltd.	9,781	213,309
ASX, Ltd.	3,174	185,570
Aurizon Holdings, Ltd.	32,683	100,545
AusNet Services	31,908	43,074
Australia & New Zealand Banking Group, Ltd.	47,421	591,624
Bendigo & Adelaide Bank, Ltd. (C)	8,775	38,219
BHP Group PLC	36,656	782,024
BHP Group, Ltd.	201,164	5,196,789
BlueScope Steel, Ltd.	8,588	79,128
Boral, Ltd.	20,154	66,600
Brambles, Ltd.	26,267	199,446
Challenger, Ltd.	9,417	26,205
CIMIC Group, Ltd. (B) (C)	1,704	22,825
Coca-Cola Amatil, Ltd.	8,518	58,305
Cochlear, Ltd.	1,074	153,441
Coles Group, Ltd.	22,114	269,410
Commonwealth Bank of Australia	29,471	1,356,145
Computershare, Ltd.	8,124	71,871
Crown Resorts, Ltd.	6,445	40,941
CSL, Ltd.	7,468	1,542,640
Dexus, REIT	18,704	119,797
Flight Centre Travel Group, Ltd. (B) (C)	2,600	26,124
Fortescue Metals Group, Ltd.	120,118	1,411,149
Goodman Group, REIT	27,250	352,817
GPT Group, REIT	33,471	94,160
Harvey Norman Holdings, Ltd. (C)	8,742	28,453
Incitec Pivot, Ltd.	28,332	41,512
Insurance Australia Group, Ltd.	39,866	126,152
Lendlease Corp., Ltd.	9,488	75,795
Macquarie Group, Ltd.	5,769	500,081
Magellan Financial Group, Ltd.	2,146	88,510
Medibank Pvt, Ltd.	46,906	84,637
Mirvac Group, REIT	65,469	102,629
National Australia Bank, Ltd.	47,828	614,443
Newcrest Mining, Ltd.	12,228	277,281
Oil Search, Ltd.	32,811	62,759
Orica, Ltd. (C)	6,967	77,569
Origin Energy, Ltd.	29,718	92,034
Qantas Airways, Ltd. (B)	12,697	37,236
QBE Insurance Group, Ltd. (C)	25,214	156,832
Quintis Pty, Ltd. (D) (E) (F)	1,725,383	321,309
Ramsay Health Care, Ltd.	2,999	142,989
REA Group, Ltd. (C)	884	70,392
Santos, Ltd.	29,887	105,674
Scentre Group, REIT	88,366	140,692
SEEK, Ltd.	5,863	90,445
Sonic Healthcare, Ltd.	7,663	181,975
South32, Ltd.	86,448	128,294
Stockland, REIT	40,101	109,549
Suncorp Group, Ltd.	21,144	129,074
Sydney Airport	18,573	78,870
Tabcorp Holdings, Ltd.	34,467	83,001
Telstra Corp., Ltd.	68,486	137,126

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
TPG Telecom, Ltd. (B)	6,350	$ 33,509
Transurban Group	45,045	459,950
Treasury Wine Estates, Ltd.	11,869	76,261
TUAS, Ltd. (B)	3,352	1,279
Vicinity Centres, REIT (C)	54,009	53,934
Washington H Soul Pattinson & Co., Ltd. (C)	2,016	34,244
Wesfarmers, Ltd.	18,946	605,594
Westpac Banking Corp.	58,758	714,456
WiseTech Global, Ltd. (C)	2,322	43,490
Woodside Petroleum, Ltd.	16,400	208,150
Woolworths Group, Ltd.	20,891	546,272
Worley, Ltd. (C)	5,967	41,588

		20,368,444

Austria - 0.0% (A)
Andritz AG	1,369	42,255
Erste Group Bank AG (B)	5,804	121,538
OMV AG (B)	2,842	77,760
Raiffeisen Bank International AG (B)	2,838	43,438
Verbund AG (C)	1,236	67,501
voestalpine AG	2,217	58,431

		410,923

Belgium - 0.2%
Ageas SA	3,357	137,365
Anheuser-Busch InBev SA	15,021	808,737
Colruyt SA	1,037	67,298
Galapagos NV (B)	878	124,474
Groupe Bruxelles Lambert SA	1,516	136,670
KBC Group NV	4,781	239,748
Proximus SADP	2,855	52,084
Solvay SA	1,406	120,962
Telenet Group Holding NV	898	34,855
UCB SA	2,337	265,422
Umicore SA	3,906	162,468

		2,150,083

Bermuda - 0.0% (A)
Arch Capital Group, Ltd. (B)	3,600	105,300
Athene Holding, Ltd., Class A (B)	1,300	44,304
Everest Re Group, Ltd.	400	79,016
RenaissanceRe Holdings, Ltd.	400	67,896

		296,516

Brazil - 0.1%
Vale SA (B)	164,400	1,730,388

Canada - 1.7%
Agnico Eagle Mines, Ltd.	4,000	318,696
Air Canada (B)	2,300	27,102
Algonquin Power & Utilities Corp. (C)	8,800	127,815
Alimentation Couche-Tard, Inc., Class B	14,800	515,396
AltaGas, Ltd. (C)	4,800	57,966
Atco, Ltd., Class I	1,400	40,469
Aurora Cannabis, Inc. (B) (C)	1,650	7,683
Bank of Montreal	10,900	637,194
Bank of Nova Scotia (C)	20,600	855,839
Barrick Gold Corp.	29,870	838,976
BCE, Inc.	2,600	107,823
Blackberry, Ltd. (B)	8,600	39,462
Bombardier, Inc., Class B (B) (C)	39,500	9,789
Brookfield Asset Management, Inc., Class A (C)	22,500	744,508
CAE, Inc.	4,700	68,759
Cameco Corp. (C)	6,200	62,626
Canadian Apartment Properties, REIT	1,500	52,326

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Imperial Bank of Commerce	7,600	$ 568,081
Canadian National Railway Co.	12,200	1,299,299
Canadian Natural Resources, Ltd.	19,700	315,721
Canadian Pacific Railway, Ltd.	2,300	699,647
Canadian Tire Corp., Ltd., Class A (C)	1,100	110,797
Canadian Utilities, Ltd., Class A (C)	2,200	52,474
Canopy Growth Corp. (B) (C)	3,400	48,745
CCL Industries, Inc., Class B	2,500	96,391
Cenovus Energy, Inc. (C)	17,193	67,013
CGI, Inc. (B)	4,001	271,571
CI Financial Corp.	3,700	46,933
Constellation Software, Inc.	347	385,589
Cronos Group, Inc. (B) (C)	3,100	15,575
Dollarama, Inc. (C)	5,100	195,490
Emera, Inc. (C)	4,100	168,428
Empire Co., Ltd., Class A	3,000	87,079
Enbridge, Inc.	33,906	990,532
Fairfax Financial Holdings, Ltd.	458	134,867
First Capital, REIT	1,800	17,519
First Quantum Minerals, Ltd.	11,930	106,349
Fortis, Inc.	7,500	306,635
Franco-Nevada Corp.	3,200	447,166
George Weston, Ltd.	1,443	106,105
Gildan Activewear, Inc.	3,500	68,972
Great-West Lifeco, Inc.	4,800	93,797
H&R, REIT	2,300	16,703
Husky Energy, Inc.	6,000	13,879
Hydro One, Ltd. (C) (G)	5,500	116,563
iA Financial Corp., Inc.	1,900	66,137
IGM Financial, Inc., Class B (C)	1,500	34,392
Imperial Oil, Ltd. (C)	4,447	53,235
Intact Financial Corp.	2,300	246,280
Inter Pipeline, Ltd. (C)	6,900	67,728
Keyera Corp. (C)	3,600	54,343
Kinross Gold Corp. (B)	21,200	187,075
Kirkland Lake Gold, Ltd.	4,600	224,550
Loblaw Cos., Ltd.	3,100	162,339
Lululemon Athletica, Inc. (B)	1,000	329,370
Lundin Mining Corp.	11,500	64,170
Magna International, Inc.	21,964	1,005,044
Manulife Financial Corp.	33,100	460,375
Methanex Corp.	1,200	29,262
Metro, Inc. (C)	4,300	206,321
National Bank of Canada	5,500	273,193
Nutrien, Ltd. (C)	9,455	370,730
Onex Corp.	1,500	66,915
Open Text Corp. (C)	4,600	194,426
Parkland Corp. (C)	2,400	63,463
Pembina Pipeline Corp. (C)	9,100	193,133
Power Corp. of Canada (C)	9,300	182,222
PrairieSky Royalty, Ltd. (C)	3,400	21,219
Quebecor, Inc., Class B	3,000	75,048
Restaurant Brands International, Inc. (C)	4,800	275,697
RioCan, REIT	2,700	28,510
Rogers Communications, Inc., Class B	6,100	241,975
Royal Bank of Canada	24,300	1,706,137
Saputo, Inc.	4,100	102,843
Shaw Communications, Inc., Class B (C)	8,000	145,995
Shopify, Inc., Class A (B)	1,800	1,840,744
SmartCentres, REIT	1,400	21,028
Sun Life Financial, Inc.	9,800	399,345
Suncor Energy, Inc.	26,100	318,716
TC Energy Corp. (C)	15,600	654,906
Teck Resources, Ltd., Class B	8,400	116,958
TELUS Corp.	7,200	126,692
Thomson Reuters Corp.	3,428	273,560
Toronto-Dominion Bank (C)	30,800	1,426,022

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
West Fraser Timber Co., Ltd. (C)	1,000	$ 46,457
Wheaton Precious Metals Corp.	7,597	372,733
WSP Global, Inc.	1,800	118,202

		24,207,839

Chile - 0.0% (A)
Antofagasta PLC	6,864	90,586

China - 0.2%
BAIC Motor Corp., Ltd., H Shares (G)	91,150	37,295
BYD Co., Ltd., H Shares (C)	36,070	581,673
Dongfeng Motor Group Co., Ltd., H Shares	128,671	80,485
Fuyao Glass Industry Group Co., Ltd., H Shares (G)	29,636	109,230
Great Wall Motor Co., Ltd., H Shares	182,300	232,545
Guangzhou Automobile Group Co., Ltd., H Shares	159,888	134,128
NIO, Inc., ADR (B)	45,625	968,162

		2,143,518

Denmark - 0.4%
AP Moller - Maersk A/S, Class A	67	98,074
AP Moller - Maersk A/S, Class B	116	183,382
Carlsberg A/S, Class B	1,802	242,769
Chr Hansen Holding A/S	1,774	196,925
Coloplast A/S, Class B	1,970	312,223
Danske Bank A/S (B)	10,946	148,057
Demant A/S (B) (C)	1,904	59,711
DSV Panalpina A/S	3,527	572,091
Genmab A/S (B)	1,090	395,567
H. Lundbeck A/S	1,179	38,832
ISS A/S (B)	2,782	36,616
Novo Nordisk A/S, Class B	29,132	2,018,398
Novozymes A/S, B Shares	3,566	224,131
Orsted A/S (G)	3,157	435,225
Pandora A/S	1,776	128,117
Tryg A/S	2,014	63,406
Vestas Wind Systems A/S	3,196	516,494

		5,670,018

Finland - 0.3%
Elisa OYJ	2,616	153,798
Fortum OYJ	8,380	169,428
Kone OYJ, Class B	6,279	551,318
Metso Outotec OYJ	8,858	61,728
Neles OYJ	2,060	27,858
Neste OYJ	8,168	430,124
Nokia OYJ (B)	106,364	416,293
Nokian Renkaat OYJ	40,416	1,142,481
Nordea Bank Abp (B)	57,896	439,936
Orion OYJ, Class B	1,897	85,947
Sampo OYJ, A Shares	8,382	331,951
Stora Enso OYJ, R Shares	11,220	175,616
UPM-Kymmene OYJ	9,867	300,321
Wartsila OYJ Abp (C)	8,616	67,662

		4,354,461

France - 2.5%
Accor SA (B)	61,662	1,725,921
Aeroports de Paris	577	57,241
Air Liquide SA	8,804	1,395,519
Airbus SE (B)	11,464	831,433
Alstom SA (B)	3,530	176,334
Amundi SA (B) (G)	1,142	80,493
Arkema SA	1,310	138,892
Atos SE (B)	1,858	149,302

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
AXA SA	36,567	$ 676,781
BioMerieux	760	118,963
BNP Paribas SA (B)	21,436	775,437
Bollore SA	16,091	59,936
Bouygues SA	4,252	146,934
Bureau Veritas SA (B)	5,480	123,526
Capgemini SE	3,021	387,580
Carrefour SA	11,146	178,103
Casino Guichard Perrachon SA (B) (C)	1,011	24,539
Cie de Saint-Gobain (B)	9,438	395,331
Cie Generale des Etablissements Michelin SCA	62,626	6,722,745
CNP Assurances (B)	3,298	41,361
Covivio, REIT	896	62,916
Credit Agricole SA (B)	22,126	193,047
Danone SA	11,614	752,297
Dassault Aviation SA (B)	48	40,490
Dassault Systemes SE	2,458	458,619
Edenred	4,726	212,179
Eiffage SA (B)	1,451	118,423
Electricite de France SA	11,624	122,790
Engie SA (B)	34,549	461,696
EssilorLuxottica SA (B)	5,479	745,891
Eurazeo SE (B)	743	40,226
Eutelsat Communications SA	3,313	32,268
Faurecia SE (B)	5,762	248,367
Gecina SA, REIT	865	114,029
Getlink SE (B)	8,269	112,014
Hermes International	591	509,000
ICADE, REIT	549	30,761
Iliad SA	268	49,160
Ingenico Group SA (B) (C)	1,151	178,327
Ipsen SA	708	74,010
JCDecaux SA (B)	1,613	27,886
Kering SA	1,412	936,639
Klepierre SA, REIT (C)	3,802	53,220
L’Oreal SA	4,881	1,588,418
Legrand SA	5,042	401,592
LVMH Moet Hennessy Louis Vuitton SE	5,348	2,502,331
Natixis SA (B)	18,184	40,865
Orange SA	37,443	389,990
Pernod Ricard SA	3,933	627,061
Peugeot SA (B)	44,341	804,099
Publicis Groupe SA	4,089	131,788
Remy Cointreau SA	416	75,933
Renault SA (B)	3,668	95,151
Safran SA (B)	6,360	625,742
Sanofi	20,827	2,087,111
Sartorius Stedim Biotech	520	179,485
Schneider Electric SE	10,451	1,299,048
SCOR SE (B)	2,988	83,192
SEB SA	444	72,226
Societe Generale SA (B)	15,638	207,577
Sodexo SA	1,715	122,252
Suez SA	6,569	121,376
Teleperformance	1,082	333,583
Thales SA	2,024	151,694
TOTAL SE (C)	47,365	1,626,635
Ubisoft Entertainment SA (B)	1,683	151,685
Unibail-Rodamco-Westfield, REIT (C)	2,727	100,571
Valeo SA	17,643	541,784
Veolia Environnement SA	10,163	219,278
Vinci SA	9,962	832,390
Vivendi SA	15,289	427,004

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Wendel SE	520	$ 47,170
Worldline SA (B) (G)	2,604	213,224

		35,880,881

Germany - 1.9%
adidas AG (B)	3,547	1,145,475
Allianz SE	7,834	1,503,577
BASF SE	17,322	1,054,841
Bayer AG	18,492	1,140,840
Bayerische Motoren Werke AG	25,728	1,867,264
Beiersdorf AG	1,915	217,424
Brenntag AG	2,910	185,023
Carl Zeiss Meditec AG	766	96,746
Commerzbank AG (B)	19,175	94,298
Continental AG	8,401	910,402
Covestro AG (G)	3,278	162,556
Daimler AG	67,535	3,643,180
Delivery Hero SE (B) (G)	2,107	241,756
Deutsche Bank AG (B)	37,700	317,789
Deutsche Boerse AG	3,513	615,900
Deutsche Lufthansa AG (B)	4,572	39,602
Deutsche Post AG	18,914	858,233
Deutsche Telekom AG	62,795	1,045,539
Deutsche Wohnen SE	6,644	332,062
E.ON SE	41,857	461,365
Evonik Industries AG	4,051	104,795
Fraport AG Frankfurt Airport Services Worldwide (B)	820	32,285
Fresenius Medical Care AG & Co. KGaA	4,004	338,485
Fresenius SE & Co. KGaA	7,947	361,384
GEA Group AG	2,997	105,009
Hannover Rueck SE	1,142	176,794
HeidelbergCement AG	2,872	175,496
Henkel AG & Co. KGaA	1,957	183,034
HOCHTIEF AG	483	37,495
Infineon Technologies AG	24,479	689,960
KION Group AG	1,281	109,383
Knorr-Bremse AG	940	110,696
LANXESS AG	1,575	90,115
Merck KGaA	2,458	358,358
METRO AG	3,306	32,924
MTU Aero Engines AG	1,054	174,722
Muenchener Rueckversicherungs-Gesellschaft AG	2,717	690,708
Puma SE (B)	1,625	146,079
RWE AG	10,886	407,674
SAP SE	18,471	2,876,269
Siemens AG	14,666	1,852,154
Siemens Healthineers AG (G)	2,792	125,328
Symrise AG	2,361	326,107
Telefonica Deutschland Holding AG	16,225	41,467
thyssenkrupp AG (B)	8,568	43,112
TUI AG (C)	7,597	28,511
Uniper SE	3,789	122,306
United Internet AG	1,914	73,197
Volkswagen AG (B)	2,352	411,092
Vonovia SE	9,606	658,519
Wirecard AG (B) (C)	2,257	2,065
Zalando SE (B) (G)	2,576	240,675

		27,060,070

Hong Kong - 0.6%
AIA Group, Ltd.	398,600	3,962,121
Brilliance China Automotive Holdings, Ltd.	163,790	154,792
CK Infrastructure Holdings, Ltd.	28,500	133,745
CLP Holdings, Ltd.	20,000	186,745

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Geely Automobile Holdings, Ltd.	344,139	$ 690,350
Hang Lung Properties, Ltd.	133,000	338,959
HKT Trust & HKT, Ltd.	120,000	159,277
Hysan Development Co., Ltd.	33,000	99,245
Jardine Matheson Holdings, Ltd.	9,700	385,590
Power Assets Holdings, Ltd.	500	2,635
Sun Hung Kai Properties, Ltd.	166,500	2,145,606
WH Group, Ltd. (G)	149,500	121,948

		8,381,013

Ireland - 0.6%
Accenture PLC, Class A	5,700	1,288,143
AerCap Holdings NV (B)	2,200	55,418
AIB Group PLC (B)	15,854	16,264
Allegion PLC	3,080	304,643
Aptiv PLC	18,423	1,689,021
Bank of Ireland Group PLC (B)	19,258	35,704
CRH PLC	14,867	539,097
DCC PLC	1,716	132,840
Experian PLC	15,489	581,989
Flutter Entertainment PLC (B)	956	150,590
Flutter Entertainment PLC (B)	1,434	227,588
James Hardie Industries PLC, CDI	7,421	177,895
Jazz Pharmaceuticals PLC (B)	500	71,295
Kerry Group PLC, Class A	2,977	381,311
Kingspan Group PLC (B)	2,860	260,278
Medtronic PLC	11,994	1,246,416
Perrigo Co. PLC	1,200	55,092
Smurfit Kappa Group PLC	4,217	165,466
Trane Technologies PLC	7,879	955,329

		8,334,379

Isle of Man - 0.0% (A)
GVC Holdings PLC (B)	9,992	125,142

Italy - 0.5%
Assicurazioni Generali SpA	20,599	290,331
Atlantia SpA (B) (C)	9,556	149,659
Davide Campari-Milano NV	10,677	116,533
Enel SpA	151,570	1,315,007
Eni SpA	48,607	379,915
Ferrari NV	9,419	1,728,564
FinecoBank Banca Fineco SpA (B)	11,479	158,108
Intesa Sanpaolo SpA (B)	278,642	524,242
Leonardo SpA (C)	7,604	44,412
Mediobanca Banca di Credito Finanziario SpA	11,529	90,340
Moncler SpA (B)	3,488	142,734
Pirelli & C SpA (B) (G)	307,156	1,316,081
Poste Italiane SpA (G)	9,835	87,156
Prysmian SpA	4,466	129,638
Recordati Industria Chimica e Farmaceutica SpA	1,934	99,069
Snam SpA	37,783	194,309
Telecom Italia SpA	284,623	114,412
Terna Rete Elettrica Nazionale SpA	26,583	185,996
UniCredit SpA (B)	38,055	314,419

		7,380,925

Japan - 1.8%
Aisin Seiki Co., Ltd.	10,236	327,492
Bridgestone Corp.	227,163	7,180,427
Denso Corp.	25,834	1,132,348
Honda Motor Co., Ltd.	96,808	2,298,925
Isuzu Motors, Ltd.	34,999	306,093
JTEKT Corp.	11,211	87,937

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Koito Manufacturing Co., Ltd.	6,238	$ 318,298
Mazda Motor Corp. (C)	33,048	193,851
Mitsubishi Motors Corp. (B) (C)	32,853	72,544
NGK Spark Plug Co., Ltd.	8,970	156,619
Nissan Motor Co., Ltd. (B)	142,626	504,411
Stanley Electric Co., Ltd.	7,019	202,281
Subaru Corp.	36,655	711,578
Sumitomo Electric Industries, Ltd.	44,064	496,042
Sumitomo Rubber Industries, Ltd.	82,460	765,982
Toyo Tire Corp.	43,000	696,542
Toyoda Gosei Co., Ltd.	4,387	100,730
Toyota Industries Corp.	8,970	567,997
Toyota Motor Corp.	125,274	8,314,435
Yamaha Motor Co., Ltd.	16,574	240,831
Yokohama Rubber Co., Ltd.	52,443	746,547

		25,421,910

Luxembourg - 0.1%
ArcelorMittal SA (B)	13,043	173,515
Aroundtown SA (B)	22,935	115,130
Eurofins Scientific SE (B)	212	167,939
Millicom International Cellular SA, SDR	1,827	55,195
SES SA	7,225	51,149
Tenaris SA	9,155	45,611

		608,539

Netherlands - 0.8%
ABN AMRO Bank NV, CVA (G)	8,180	68,381
Adyen NV (B) (G)	199	367,052
Akzo Nobel NV	3,778	381,844
Altice Europe NV, Class A (B)	11,684	55,629
ASML Holding NV	8,221	3,036,614
EXOR NV	2,101	114,048
Heineken Holding NV	2,199	171,364
Heineken NV	4,937	439,525
ING Groep NV (B)	74,766	533,595
Just Eat Takeaway.com NV (B) (C) (G)	2,173	243,260
Koninklijke Ahold Delhaize NV	20,090	593,818
Koninklijke DSM NV	3,340	549,869
Koninklijke KPN NV	65,659	154,057
Koninklijke Philips NV (B)	17,118	808,297
Koninklijke Vopak NV	1,323	74,548
NN Group NV	5,861	219,692
NXP Semiconductors NV	5,100	636,531
Prosus NV (B)	9,241	852,969
QIAGEN NV (B)	4,143	215,185
Randstad NV (B)	2,254	117,536
Royal Dutch Shell PLC, A Shares	70,413	878,988
Royal Dutch Shell PLC, B Shares	63,500	770,067
Wolters Kluwer NV	5,031	429,157

		11,712,026

Norway - 0.1%
Aker BP ASA	1,863	29,123
DNB ASA (B)	16,158	225,091
Equinor ASA	17,551	248,656
Gjensidige Forsikring ASA (C)	3,298	66,932
Mowi ASA	7,241	128,831
Norsk Hydro ASA (B)	23,956	66,124
Orkla ASA	12,297	124,107
Schibsted ASA, B Shares (B)	1,678	66,851
Telenor ASA	12,182	204,521
Yara International ASA	3,008	115,747

		1,275,983

Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Portugal - 0.0% (A)
EDP - Energias de Portugal SA	47,645	$ 234,267
Galp Energia SGPS SA	9,631	89,332
Jeronimo Martins SGPS SA	4,721	75,916

		399,515

Russian Federation - 0.0% (A)
Evraz PLC	9,343	41,603

Singapore - 0.2%
CapitaLand, Ltd.	798,200	1,595,891
ComfortDelGro Corp., Ltd.	120,200	124,921
DBS Group Holdings, Ltd.	16,500	242,572
Singapore Telecommunications, Ltd.	85,800	134,283
United Overseas Bank, Ltd.	29,100	409,937
Wilmar International, Ltd.	4,600	14,936

		2,522,540

Spain - 0.4%
ACS Actividades de Construccion y Servicios SA (C)	4,780	108,050
Aena SME SA (B) (G)	1,292	179,883
Amadeus IT Group SA	8,297	460,782
Banco Bilbao Vizcaya Argentaria SA	128,351	356,294
Banco de Sabadell SA	109,101	37,867
Banco Santander SA (B)	312,379	582,665
Bankia SA	22,863	33,290
Bankinter SA	12,904	55,551
CaixaBank SA	67,027	142,291
Cellnex Telecom SA (G)	4,511	273,830
Enagas SA	4,704	108,536
Endesa SA	5,893	157,626
Ferrovial SA	9,250	224,686
Grifols SA	5,647	162,380
Iberdrola SA	113,924	1,402,243
Industria de Diseno Textil SA	20,997	580,869
Mapfre SA	19,950	31,299
Melia Hotels International SA (B) (C)	55,437	202,985
Naturgy Energy Group SA	5,593	112,166
Red Electrica Corp. SA	8,011	150,249
Repsol SA	27,650	186,793
Siemens Gamesa Renewable Energy SA	4,445	120,291
Telefonica SA	82,023	280,975

		5,951,601

Sweden - 0.5%
Alfa Laval AB (B)	5,503	121,476
Assa Abloy AB, B Shares	17,066	399,005
Atlas Copco AB, A Shares	11,885	566,662
Atlas Copco AB, B Shares	6,897	287,839
Autoliv, Inc.	5,383	392,313
Boliden AB	4,949	146,840
Electrolux AB, Series B	4,078	95,062
Epiroc AB, Class A	11,620	168,330
Epiroc AB, Class B	6,914	95,971
Essity AB, Class B (B)	10,517	355,067
Hennes & Mauritz AB, B Shares	14,515	250,063
Hexagon AB, B Shares (B)	4,690	354,250
Husqvarna AB, B Shares	7,446	81,877
ICA Gruppen AB (C)	1,561	79,301
Industrivarden AB, C Shares (B)	2,976	79,143
Investor AB, B Shares	8,109	529,678
Kinnevik AB, Class B (B)	4,439	180,172
L E Lundbergforetagen AB, B Shares (B)	1,336	66,010
Lundin Energy AB	3,334	66,116
Sandvik AB (B)	20,321	397,384

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Securitas AB, B Shares (B)	5,579	$ 85,286
Skandinaviska Enskilda Banken AB, Class A (B)	29,704	263,818
Skanska AB, B Shares (B)	6,068	128,148
SKF AB, B Shares	6,817	140,638
Svenska Handelsbanken AB, A Shares (B)	28,152	235,541
Swedbank AB, A Shares (B)	16,009	250,631
Swedish Match AB	2,835	231,808
Tele2 AB, B Shares (C)	8,538	120,377
Telefonaktiebolaget LM Ericsson, B Shares	54,526	596,691
Telia Co. AB (C)	47,626	194,844
Volvo AB, B Shares (B)	26,421	507,544

		7,467,885

Switzerland - 1.8%
ABB, Ltd.	32,356	822,614
Adecco Group AG	2,679	141,358
Alcon, Inc. (B)	7,349	416,657
Baloise Holding AG	840	123,669
Barry Callebaut AG	51	113,596
Chocoladefabriken Lindt & Spruengli AG	20	330,133
Chubb, Ltd.	4,167	483,872
Cie Financiere Richemont SA	9,112	611,806
Clariant AG	3,465	68,354
Coca-Cola HBC AG (B)	3,509	86,647
Credit Suisse Group AG	45,244	451,657
Dufry AG (B) (C)	854	26,433
EMS-Chemie Holding AG (C)	139	124,887
Garmin, Ltd.	1,200	113,832
Geberit AG	660	390,472
Givaudan SA	154	664,942
Glencore PLC (B)	186,441	386,525
Julius Baer Group, Ltd.	3,916	166,322
Kuehne & Nagel International AG	940	182,523
LafargeHolcim, Ltd. (B)	8,597	391,331
Lonza Group AG	1,205	743,648
Nestle SA	49,910	5,939,887
Novartis AG	36,233	3,145,905
Pargesa Holding SA (C)	662	54,728
Partners Group Holding AG	324	298,017
Roche Holding AG	11,396	3,903,592
Schindler Holding AG	1,037	282,537
SGS SA	105	281,383
Siemens Energy AG (B)	7,333	197,744
Sika AG	2,183	536,039
Sonova Holding AG (B)	923	233,902
STMicroelectronics NV	13,147	403,218
Straumann Holding AG	180	182,088
Swatch Group AG	1,438	160,474
Swiss Life Holding AG (B)	585	221,359
Swiss Prime Site AG	1,311	119,065
Swiss Re AG	5,205	386,101
Swisscom AG	432	228,855
TE Connectivity, Ltd.	3,000	293,220
Temenos AG	1,177	158,194
UBS Group AG	67,278	751,691
Vifor Pharma AG	781	106,235
Zurich Insurance Group AG	2,603	907,705

		25,633,217

United Kingdom - 2.8%
3i Group PLC	16,673	214,103
Admiral Group PLC	3,260	109,944
Amcor PLC	14,400	159,120
Anglo American PLC	18,064	437,033

Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ashtead Group PLC	7,971	$ 287,047
Associated British Foods PLC	6,311	151,940
AstraZeneca PLC	22,054	2,409,717
Auto Trader Group PLC (G)	16,920	122,846
AVEVA Group PLC	1,135	70,005
Aviva PLC	69,361	256,617
BAE Systems PLC	56,023	347,931
Barclays PLC (B)	306,143	386,217
Barratt Developments PLC	17,298	106,084
Berkeley Group Holdings PLC	2,054	111,969
BP PLC	347,675	1,005,469
British American Tobacco PLC	39,113	1,403,033
British Land Co. PLC, REIT	15,598	67,998
BT Group PLC	142,685	180,728
Bunzl PLC	5,918	191,071
Burberry Group PLC	7,321	146,743
Capri Holdings, Ltd. (B)	1,400	25,200
Centrica PLC	105,146	54,405
CNH Industrial NV (B)	19,790	153,063
Coca-Cola European Partners PLC	4,200	163,002
Compass Group PLC	27,730	416,554
Croda International PLC	2,180	175,851
Diageo PLC	40,697	1,397,888
Direct Line Insurance Group PLC	23,668	82,547
easyJet PLC	3,072	19,793
Ferguson PLC	3,928	395,276
Fiat Chrysler Automobiles NV (B)	86,851	1,066,088
G4S PLC (B)	29,288	75,540
GlaxoSmithKline PLC	83,814	1,571,302
Halma PLC	6,528	197,223
Hargreaves Lansdown PLC	5,654	113,733
HSBC Holdings PLC	352,695	1,379,833
IHS Markit, Ltd.	12,427	975,644
Imperial Brands PLC	16,371	289,169
Informa PLC (B)	23,024	111,590
InterContinental Hotels Group PLC (B)	38,045	1,996,997
Intertek Group PLC	2,774	226,349
ITV PLC	65,818	57,377
J Sainsbury PLC	30,301	74,605
JD Sports Fashion PLC	7,607	79,407
Johnson Matthey PLC	3,385	102,863
Kingfisher PLC	36,627	140,296
Land Securities Group PLC, REIT	12,100	81,461
Legal & General Group PLC	101,919	248,628
Liberty Global PLC, Class A (B)	1,500	31,515
Liberty Global PLC, Class C (B)	3,668	75,322
Linde PLC	4,800	1,143,024
Lloyds Banking Group PLC (B)	1,243,547	422,162
London Stock Exchange Group PLC	5,442	624,289
M&G PLC	45,187	92,879
Marks & Spencer Group PLC	35,155	44,115
Meggitt PLC	13,486	44,753
Melrose Industries PLC (B)	90,518	134,225
Micro Focus International PLC (B)	5,895	18,740
Mondi PLC	8,360	176,769
National Grid PLC	59,775	686,584
Natwest Group PLC (B)	84,802	116,132
Next PLC	2,331	178,711
NMC Health PLC (B) (D) (F) (H) (I)	77,617	0
Ocado Group PLC (B)	7,488	264,845
Pearson PLC	13,787	97,800
Pentair PLC	5,461	249,950
Persimmon PLC	5,512	175,658
Prudential PLC	45,294	649,892
Reckitt Benckiser Group PLC	12,130	1,182,739
RELX PLC	33,174	738,388
Rentokil Initial PLC (B)	30,537	211,067

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rio Tinto PLC	71,968	$ 4,330,488
Rio Tinto, Ltd. (C)	6,393	436,651
Rolls-Royce Holdings PLC (B)	32,768	54,406
RSA Insurance Group PLC	18,099	105,677
Sage Group PLC	19,169	178,141
Schroders PLC	2,137	74,217
Segro PLC, REIT	19,175	230,436
Severn Trent PLC	4,124	129,843
Smith & Nephew PLC	14,805	290,020
Smiths Group PLC	6,836	120,926
Spirax-Sarco Engineering PLC	1,255	178,714
SSE PLC	18,185	283,034
St. James’s Place PLC	9,046	108,827
Standard Chartered PLC (B)	48,835	224,719
Standard Life Aberdeen PLC	41,464	120,751
Taylor Wimpey PLC	55,505	77,612
TechnipFMC PLC	4,000	25,240
Tesco PLC	169,147	464,022
Unilever NV	27,618	1,677,167
Unilever PLC	19,276	1,188,426
United Utilities Group PLC	11,893	131,375
Vodafone Group PLC	461,463	611,636
Weir Group PLC	4,705	75,741
Whitbread PLC (B)	36,138	987,387
Willis Towers Watson PLC	1,224	255,596
WM Morrison Supermarkets PLC	41,786	91,717
WPP PLC	21,757	170,878

		39,820,505

United States - 27.5%
3M Co.	18,910	3,029,004
A.O. Smith Corp.	4,484	236,755
Abbott Laboratories	15,848	1,724,738
AbbVie, Inc.	15,889	1,391,718
ABIOMED, Inc. (B)	400	110,824
Activision Blizzard, Inc.	6,700	542,365
Acuity Brands, Inc.	400	40,940
Adobe, Inc. (B)	4,260	2,089,232
Advance Auto Parts, Inc.	600	92,100
Advanced Micro Devices, Inc. (B)	9,200	754,308
AES Corp.	6,100	110,471
Aflac, Inc.	6,700	243,545
Agilent Technologies, Inc.	2,751	277,686
AGNC Investment Corp., REIT	4,800	66,768
Air Products & Chemicals, Inc.	2,024	602,869
Akamai Technologies, Inc. (B)	1,500	165,810
Albemarle Corp.	1,000	89,280
Alexandria Real Estate Equities, Inc., REIT	1,100	176,000
Alexion Pharmaceuticals, Inc. (B)	2,031	232,407
Align Technology, Inc. (B)	700	229,152
Alleghany Corp.	100	52,045
Alliance Data Systems Corp.	400	16,792
Alliant Energy Corp.	2,200	113,630
Allstate Corp.	2,900	273,006
Ally Financial, Inc.	3,500	87,745
Alnylam Pharmaceuticals, Inc. (B)	1,000	145,600
Alphabet, Inc., Class A (B)	2,600	3,810,560
Alphabet, Inc., Class C (B)	2,739	4,025,234
Altice USA, Inc., Class A (B)	1,300	33,800
Altria Group, Inc.	16,600	641,424
Amazon.com, Inc. (B)	3,758	11,832,927
AMERCO	314	111,778
Ameren Corp.	2,200	173,976
American Airlines Group, Inc. (C)	1,100	13,519
American Electric Power Co., Inc.	4,400	359,612
American Express Co.	6,300	631,575

Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Financial Group, Inc.	700	$ 46,886
American International Group, Inc.	7,780	214,183
American Tower Corp., REIT	3,962	957,734
American Water Works Co., Inc.	1,600	231,808
Ameriprise Financial, Inc.	1,216	187,398
AmerisourceBergen Corp.	1,400	135,688
AMETEK, Inc.	7,570	752,458
Amgen, Inc.	5,310	1,349,590
Amphenol Corp., Class A	2,600	281,502
Analog Devices, Inc.	3,300	385,242
Annaly Capital Management, Inc., REIT	13,000	92,560
ANSYS, Inc. (B)	800	261,784
Anthem, Inc.	2,250	604,328
Aon PLC, Class A	2,141	441,688
Apache Corp.	3,300	31,251
Apple, Inc.	158,168	18,317,436
Applied Materials, Inc.	8,299	493,376
Aramark	2,200	58,190
Archer-Daniels-Midland Co.	5,100	237,099
Arista Networks, Inc. (B)	500	103,465
Arrow Electronics, Inc. (B)	800	62,928
Arthur J. Gallagher & Co.	1,700	179,486
Assurant, Inc.	600	72,786
AT&T, Inc.	66,035	1,882,658
Atmos Energy Corp.	1,100	105,149
Autodesk, Inc. (B)	1,993	460,403
Automatic Data Processing, Inc.	3,800	530,062
AutoZone, Inc. (B)	219	257,903
AvalonBay Communities, Inc., REIT	1,277	190,707
Avery Dennison Corp.	800	102,272
Axalta Coating Systems, Ltd. (B)	2,000	44,340
Baker Hughes Co.	5,900	78,411
Ball Corp.	2,700	224,424
Bank of America Corp.	106,727	2,571,053
Bank of New York Mellon Corp.	7,547	259,164
Bausch Health Cos., Inc. (B) (C)	5,400	83,947
Baxter International, Inc.	4,370	351,435
Becton Dickinson & Co.	2,368	550,986
Berkshire Hathaway, Inc., Class B (B)	12,005	2,556,345
Best Buy Co., Inc.	2,100	233,709
Bio-Rad Laboratories, Inc., Class A (B)	200	103,092
Biogen, Inc. (B)	1,600	453,888
BioMarin Pharmaceutical, Inc. (B)	1,654	125,836
Black Knight, Inc. (B)	1,400	121,870
BlackRock, Inc.	1,100	619,905
Blackstone Group, Inc., Class A	5,900	307,980
Boeing Co.	17,737	2,931,217
Booking Holdings, Inc. (B)	342	585,053
Booz Allen Hamilton Holding Corp.	1,300	107,874
BorgWarner, Inc.	13,306	515,474
Boston Properties, Inc., REIT	1,500	120,450
Boston Scientific Corp. (B)	12,509	477,969
Bristol-Myers Squibb Co.	20,981	1,264,944
Broadcom, Inc.	3,600	1,311,552
Broadridge Financial Solutions, Inc.	1,000	132,000
Brown & Brown, Inc.	2,200	99,594
Brown-Forman Corp., Class B	2,700	203,364
Bunge, Ltd.	1,300	59,410
Burlington Stores, Inc. (B)	600	123,654
Cabot Oil & Gas Corp.	3,700	64,232
Cadence Design Systems, Inc. (B)	2,443	260,497
Camden Property Trust, REIT	900	80,082
Campbell Soup Co.	1,500	72,555
Capital One Financial Corp.	4,124	296,351
Cardinal Health, Inc.	2,600	122,070
CarMax, Inc. (B)	1,500	137,865
Carnival Corp. (C)	4,100	62,238

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Carnival PLC	3,048	$ 38,777
Carrier Global Corp.	27,459	838,598
Caterpillar, Inc.	18,212	2,716,320
Cboe Global Markets, Inc.	1,000	87,740
CBRE Group, Inc., Class A (B)	2,800	131,516
CDK Global, Inc.	1,100	47,949
CDW Corp.	1,300	155,389
Celanese Corp.	1,100	118,195
Centene Corp. (B)	5,200	303,316
CenterPoint Energy, Inc.	4,600	89,010
CenturyLink, Inc.	8,900	89,801
Cerner Corp.	2,766	199,954
CF Industries Holdings, Inc.	2,000	61,420
CH Robinson Worldwide, Inc.	4,470	456,789
Charles Schwab Corp.	10,588	383,603
Charter Communications, Inc., Class A (B)	1,315	821,007
Cheniere Energy, Inc. (B)	2,100	97,167
Chevron Corp.	16,861	1,213,992
Chipotle Mexican Grill, Inc. (B)	200	248,742
Choice Hotels International, Inc.	10,138	871,462
Church & Dwight Co., Inc.	2,200	206,162
Cigna Corp.	3,400	575,994
Cincinnati Financial Corp.	1,500	116,955
Cintas Corp.	2,958	984,511
Cisco Systems, Inc.	37,848	1,490,833
CIT Group, Inc.	267	4,729
Citigroup, Inc.	27,244	1,174,489
Citizens Financial Group, Inc.	5,441	137,548
Citrix Systems, Inc.	1,200	165,252
Clorox Co.	1,100	231,187
CME Group, Inc.	3,153	527,528
CMS Energy Corp.	2,500	153,525
Coca-Cola Co.	36,712	1,812,471
Cognex Corp.	1,600	104,160
Cognizant Technology Solutions Corp., Class A	5,000	347,100
Colgate-Palmolive Co.	7,102	547,919
Comcast Corp., Class A	41,277	1,909,474
Comerica, Inc.	1,880	71,910
Conagra Brands, Inc.	4,400	157,124
Concho Resources, Inc.	1,900	83,828
ConocoPhillips	9,700	318,548
Consolidated Edison, Inc.	3,000	233,400
Constellation Brands, Inc., Class A	1,500	284,265
Continental Resources, Inc. (C)	900	11,052
Cooper Cos., Inc.	400	134,848
Cooper Tire & Rubber Co.	14,300	453,310
Copart, Inc. (B)	6,951	730,967
Corning, Inc.	7,000	226,870
Corteva, Inc.	6,743	194,266
CoStar Group, Inc. (B)	1,253	1,063,183
Costco Wholesale Corp.	3,921	1,391,955
Coty, Inc., Class A (C)	2,700	7,290
Crown Castle International Corp., REIT	3,764	626,706
Crown Holdings, Inc. (B)	1,200	92,232
CSX Corp.	25,121	1,951,148
Cummins, Inc.	4,932	1,041,441
CVS Health Corp.	11,581	676,330
D.R. Horton, Inc.	154,642	11,695,574
Danaher Corp.	5,600	1,205,848
Darden Restaurants, Inc.	1,200	120,888
DaVita, Inc. (B)	800	68,520
Deere & Co.	9,873	2,188,153
Dell Technologies, Inc., Class C (B)	1,519	102,821
Delta Air Lines, Inc.	5,501	168,221
DENTSPLY SIRONA, Inc.	2,100	91,833
Devon Energy Corp.	3,500	33,110

Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
DexCom, Inc. (B)	845	$ 348,334
Diamondback Energy, Inc.	1,400	42,168
Digital Realty Trust, Inc., REIT	2,400	352,224
Discover Financial Services	2,771	160,108
Discovery, Inc., Class A (B) (C)	1,500	32,655
Discovery, Inc., Class C (B)	3,200	62,720
DISH Network Corp., Class A (B)	2,400	69,672
DocuSign, Inc. (B)	1,000	215,240
Dollar General Corp.	2,300	482,126
Dollar Tree, Inc. (B)	2,129	194,463
Dominion Energy, Inc.	7,300	576,189
Domino’s Pizza, Inc.	400	170,112
Dover Corp.	4,782	518,082
Dow, Inc.	6,900	324,645
Dropbox, Inc., Class A (B)	2,200	42,372
DTE Energy Co.	1,800	207,072
Duke Energy Corp.	6,500	575,640
Duke Realty Corp., REIT	3,300	121,770
DuPont de Nemours, Inc.	6,647	368,776
DXC Technology Co.	2,400	42,840
Eagle Materials, Inc.	4,323	373,161
East West Bancorp, Inc.	1,827	59,816
Eastman Chemical Co.	1,200	93,744
Eaton Corp. PLC	13,642	1,391,893
Eaton Vance Corp.	1,000	38,150
eBay, Inc.	6,747	351,519
Ecolab, Inc.	2,300	459,632
Edison International	3,200	162,688
Edwards Lifesciences Corp. (B)	5,645	450,584
Elanco Animal Health, Inc. (B)	3,500	97,755
Electronic Arts, Inc. (B)	2,458	320,548
Eli Lilly & Co.	7,737	1,145,231
Emerson Electric Co.	20,036	1,313,761
Entergy Corp.	1,800	177,354
EOG Resources, Inc.	5,100	183,294
EPAM Systems, Inc. (B)	500	161,640
Equifax, Inc.	4,012	629,483
Equinix, Inc., REIT	800	608,104
Equitable Holdings, Inc.	3,700	67,488
Equity Lifestyle Properties, Inc., REIT	1,600	98,080
Equity Residential, REIT	3,300	169,389
Erie Indemnity Co., Class A	200	42,056
Essential Utilities, Inc.	2,000	80,500
Essex Property Trust, Inc., REIT	600	120,474
Estee Lauder Cos., Inc., Class A	2,000	436,500
Evergy, Inc.	2,100	106,722
Eversource Energy	2,800	233,940
Exact Sciences Corp. (B)	1,300	132,535
Exelon Corp.	8,884	317,692
Expedia Group, Inc.	1,292	118,463
Expeditors International of Washington, Inc.	5,678	513,973
Extended Stay America, Inc.	32,079	383,344
Extra Space Storage, Inc., REIT	1,200	128,388
Exxon Mobil Corp.	37,283	1,279,925
F5 Networks, Inc. (B)	600	73,662
Facebook, Inc., Class A (B)	21,373	5,597,589
FactSet Research Systems, Inc.	300	100,464
Fastenal Co.	18,793	847,376
Federal Realty Investment Trust, REIT	700	51,408
FedEx Corp.	8,202	2,062,967
Fidelity National Financial, Inc.	34,869	1,091,748
Fidelity National Information Services, Inc.	5,600	824,376
Fieldwood Energy, Inc. (D) (E)	7,771	78
Fifth Third Bancorp	8,642	184,247
First American Financial Corp.	12,666	644,826
First Republic Bank	2,134	232,734

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
FirstEnergy Corp.	4,800	$ 137,808
Fiserv, Inc. (B)	5,100	525,555
FleetCor Technologies, Inc. (B)	854	203,337
Flex, Ltd. (B)	4,600	51,244
FLIR Systems, Inc.	1,300	46,605
Flowserve Corp.	1,200	32,748
FMC Corp.	1,200	127,092
Ford Motor Co.	265,168	1,766,019
Fortinet, Inc. (B)	1,319	155,391
Fortive Corp.	9,911	755,317
Fortune Brands Home & Security, Inc.	4,636	401,107
Fox Corp., Class A	3,200	89,056
Fox Corp., Class B (B)	1,600	44,752
Franklin Resources, Inc.	2,585	52,605
Freeport-McMoRan, Inc.	12,783	199,926
Gap, Inc.	2,000	34,060
Gartner, Inc. (B)	800	99,960
General Dynamics Corp.	8,069	1,116,992
General Electric Co.	290,312	1,808,644
General Mills, Inc.	5,400	333,072
General Motors Co.	87,547	2,590,516
Genuine Parts Co.	1,300	123,721
Gilead Sciences, Inc.	11,162	705,327
Global Payments, Inc.	2,690	477,690
Globe Life, Inc.	1,000	79,900
GoDaddy, Inc., Class A (B)	1,600	121,552
Goldman Sachs Group, Inc.	2,900	582,813
Goodyear Tire & Rubber Co.	62,700	480,909
GrubHub, Inc. (B)	800	57,864
Guidewire Software, Inc. (B)	800	83,416
Halliburton Co.	7,900	95,195
Hanesbrands, Inc. (C)	3,200	50,400
Harley-Davidson, Inc.	1,500	36,810
Hartford Financial Services Group, Inc.	3,237	119,316
Hasbro, Inc.	1,200	99,264
HCA Healthcare, Inc.	2,537	316,313
HD Supply Holdings, Inc. (B)	5,389	222,242
Healthpeak Properties, Inc., REIT	4,500	122,175
HEICO Corp.	1,405	147,047
HEICO Corp., Class A	2,443	216,596
Henry Schein, Inc. (B)	1,300	76,414
Hershey Co.	1,380	197,809
Hess Corp.	2,268	92,829
Hewlett Packard Enterprise Co.	11,852	111,053
Hilton Worldwide Holdings, Inc.	57,465	4,902,914
HollyFrontier Corp.	1,300	25,623
Hologic, Inc. (B)	2,400	159,528
Home Depot, Inc.	9,687	2,690,177
Honeywell International, Inc.	23,406	3,852,862
Hormel Foods Corp.	2,600	127,114
Host Hotels & Resorts, Inc., REIT	6,600	71,214
Howmet Aerospace, Inc.	13,072	218,564
HP, Inc.	13,185	250,383
Humana, Inc.	1,200	496,668
Huntington Bancshares, Inc.	12,490	114,533
Huntington Ingalls Industries, Inc.	1,375	193,531
Hyatt Hotels Corp., Class A (C)	23,296	1,243,308
IAC / InterActiveCorp (B)	700	83,846
IDEX Corp.	2,489	454,018
IDEXX Laboratories, Inc. (B)	800	314,488
Illinois Tool Works, Inc.	10,416	2,012,475
Illumina, Inc. (B)	1,330	411,076
Incyte Corp. (B)	1,619	145,289
Ingersoll Rand, Inc. (B)	11,723	417,339
Ingredion, Inc.	600	45,408
Insulet Corp. (B)	528	124,920
Intel Corp.	39,127	2,025,996

Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Intercontinental Exchange, Inc.	4,940	$ 494,247
International Business Machines Corp.	8,000	973,360
International Flavors & Fragrances, Inc.	888	108,736
International Paper Co.	3,400	137,836
Interpublic Group of Cos., Inc.	3,600	60,012
Intuit, Inc.	2,221	724,512
Intuitive Surgical, Inc. (B)	1,067	757,079
Invesco, Ltd.	3,500	39,935
Invitation Homes, Inc., REIT	4,800	134,352
Ionis Pharmaceuticals, Inc. (B)	1,200	56,940
IPG Photonics Corp. (B)	300	50,991
IQVIA Holdings, Inc. (B)	1,534	241,804
Iron Mountain, Inc., REIT (C)	2,600	69,654
J.M. Smucker Co.	1,000	115,520
Jack Henry & Associates, Inc.	700	113,813
Jacobs Engineering Group, Inc.	4,351	403,642
JB Hunt Transport Services, Inc.	2,791	352,727
Jefferies Financial Group, Inc.	2,300	41,400
Johnson & Johnson	23,424	3,487,365
Johnson Controls International PLC	24,903	1,017,288
Jones Lang LaSalle, Inc.	500	47,830
JPMorgan Chase & Co.	39,026	3,757,033
Juniper Networks, Inc.	3,000	64,500
Kansas City Southern	3,220	582,273
KB Home	36,617	1,405,727
Kellogg Co.	2,300	148,557
KeyCorp	12,296	146,691
Keysight Technologies, Inc. (B)	1,700	167,926
Kimberly-Clark Corp.	3,000	442,980
Kimco Realty Corp., REIT	3,900	43,914
Kinder Morgan, Inc.	18,300	225,639
KKR & Co., Inc.	4,400	151,096
KLA Corp.	1,400	271,236
Knight-Swift Transportation Holdings, Inc.	4,293	174,725
Kohl’s Corp.	1,500	27,795
Kraft Heinz Co.	6,200	185,690
Kroger Co.	6,975	236,522
L3 Harris Technologies, Inc.	7,314	1,242,210
Laboratory Corp. of America Holdings (B)	900	169,443
Lam Research Corp.	1,303	432,270
Lamb Weston Holdings, Inc.	1,300	86,151
Las Vegas Sands Corp.	3,100	144,646
Lear Corp.	3,717	405,339
Leggett & Platt, Inc.	1,200	49,404
Leidos Holdings, Inc.	1,200	106,980
Lennar Corp., Class A	128,982	10,535,250
Lennox International, Inc.	1,105	301,234
Liberty Broadband Corp., Class C (B)	957	136,727
Liberty Media Corp. - Liberty Formula One, Class C (B)	1,800	65,286
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	796	26,403
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	1,546	51,142
Lincoln National Corp.	1,800	56,394
Live Nation Entertainment, Inc. (B)	1,400	75,432
LKQ Corp. (B)	2,700	74,871
Lockheed Martin Corp.	8,457	3,241,399
Loews Corp.	2,500	86,875
Louisiana-Pacific Corp.	13,027	384,427
Lowe’s Cos., Inc.	6,673	1,106,784
LyondellBasell Industries NV, Class A	2,500	176,225
M&T Bank Corp.	1,574	144,950
M/I Homes, Inc. (B)	11,579	533,213
ManpowerGroup, Inc.	500	36,665
Marathon Oil Corp.	7,000	28,630
Marathon Petroleum Corp.	5,554	162,954

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Markel Corp. (B)	130	$ 126,581
MarketAxess Holdings, Inc.	300	144,477
Marriott International, Inc., Class A	68,964	6,384,687
Marriott Vacations Worldwide Corp.	7,693	698,601
Marsh & McLennan Cos., Inc.	4,428	507,892
Martin Marietta Materials, Inc.	7,673	1,805,917
Marvell Technology Group, Ltd.	5,695	226,092
Masco Corp.	37,522	2,068,588
Mastercard, Inc., Class A	8,110	2,742,559
Match Group, Inc. (B)	2,026	224,177
Maxim Integrated Products, Inc.	2,500	169,025
McCormick & Co., Inc.	1,100	213,510
McDonald’s Corp.	6,695	1,469,486
McKesson Corp.	1,500	223,395
MDC Holdings, Inc.	26,875	1,265,813
Medical Properties Trust, Inc., REIT	4,600	81,098
Merck & Co., Inc.	23,068	1,913,491
Meritage Homes Corp. (B)	15,216	1,679,694
MetLife, Inc.	7,100	263,907
Mettler-Toledo International, Inc. (B)	200	193,150
MGIC Investment Corp.	37,811	335,005
MGM Resorts International	4,500	97,875
Microchip Technology, Inc.	2,180	224,017
Micron Technology, Inc. (B)	10,158	477,020
Microsoft Corp.	63,550	13,366,472
Mid-America Apartment Communities, Inc., REIT	1,000	115,950
Middleby Corp. (B)	500	44,855
Mohawk Industries, Inc. (B)	8,540	833,419
Molson Coors Beverage Co., Class B	1,800	60,408
Mondelez International, Inc., Class A	13,007	747,252
MongoDB, Inc. (B)	400	92,604
Monster Beverage Corp. (B)	3,586	287,597
Moody’s Corp.	1,499	434,485
Mosaic Co.	3,300	60,291
Motorola Solutions, Inc.	1,534	240,547
MSCI, Inc.	800	285,424
Mylan NV (B)	4,500	66,735
Nasdaq, Inc.	1,100	134,981
National Oilwell Varco, Inc.	3,400	30,804
National Retail Properties, Inc., REIT	1,700	58,667
NetApp, Inc.	2,100	92,064
Netflix, Inc. (B)	3,800	1,900,114
Neurocrine Biosciences, Inc. (B)	800	76,928
Newell Brands, Inc.	3,600	61,776
Newmont Corp.	7,012	444,911
News Corp., Class A	3,400	47,668
NextEra Energy, Inc.	4,289	1,190,455
Nielsen Holdings PLC	11,555	163,850
NIKE, Inc., Class B	11,100	1,393,494
NiSource, Inc.	3,300	72,600
Noble Energy, Inc.	4,200	35,910
Nordson Corp.	1,340	257,039
Nordstrom, Inc. (C)	1,000	11,920
Norfolk Southern Corp.	8,406	1,798,800
Northern Trust Corp.	1,900	148,143
Northrop Grumman Corp.	5,257	1,658,531
Norton Lifelock, Inc.	5,566	115,995
Norwegian Cruise Line Holdings, Ltd. (B)	1,900	32,509
NRG Energy, Inc.	2,300	70,702
Nucor Corp.	2,700	121,122
NVIDIA Corp.	5,150	2,787,283
NVR, Inc. (B)	1,638	6,688,151
O’Reilly Automotive, Inc. (B)	700	322,756
Occidental Petroleum Corp.	8,100	81,081
OGE Energy Corp.	1,800	53,982
Okta, Inc. (B)	944	201,874

Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Old Dominion Freight Line, Inc.	3,214	$ 581,477
Omega Healthcare Investors, Inc., REIT	2,000	59,880
Omnicom Group, Inc.	2,100	103,950
ON Semiconductor Corp. (B)	3,600	78,084
ONEOK, Inc.	3,652	94,879
Oracle Corp.	20,615	1,230,716
Otis Worldwide Corp.	13,730	857,027
Ovintiv, Inc. (C)	4,500	36,803
Owens Corning	14,865	1,022,861
PACCAR, Inc.	11,337	966,819
Packaging Corp. of America	900	98,145
Palantir Technologies, Inc., Class A (B)	42,550	404,225
Palo Alto Networks, Inc. (B)	928	227,128
Parker-Hannifin Corp.	4,295	869,050
Paychex, Inc.	2,800	223,356
Paycom Software, Inc. (B)	500	155,650
PayPal Holdings, Inc. (B)	9,856	1,941,928
People’s United Financial, Inc.	5,174	53,344
PepsiCo, Inc.	12,439	1,724,045
PerkinElmer, Inc.	1,000	125,510
Pfizer, Inc.	49,245	1,807,292
Philip Morris International, Inc.	13,964	1,047,160
Phillips 66	3,700	191,808
Pinnacle West Capital Corp.	1,000	74,550
Pinterest, Inc., Class A (B)	2,500	103,775
Pioneer Natural Resources Co.	1,560	134,144
PNC Financial Services Group, Inc.	5,441	598,020
Polaris, Inc.	500	47,170
PPG Industries, Inc.	2,118	258,565
PPL Corp.	6,400	174,144
Principal Financial Group, Inc.	2,500	100,675
Procter & Gamble Co.	22,472	3,123,383
Progressive Corp.	5,200	492,284
Prologis, Inc., REIT	6,599	663,991
Prudential Financial, Inc.	3,700	235,024
PTC, Inc. (B)	1,044	86,360
Public Service Enterprise Group, Inc.	4,600	252,586
Public Storage, REIT	1,411	314,258
PulteGroup, Inc.	113,129	5,236,741
PVH Corp.	700	41,748
Qorvo, Inc. (B)	1,100	141,911
QUALCOMM, Inc.	10,322	1,214,693
Quest Diagnostics, Inc.	1,200	137,388
Ralph Lauren Corp.	500	33,985
Raymond James Financial, Inc.	1,200	87,312
Raytheon Technologies Corp.	50,320	2,895,413
Realty Income Corp., REIT	3,000	182,250
Regency Centers Corp., REIT	1,600	60,832
Regeneron Pharmaceuticals, Inc. (B)	714	399,683
Regions Financial Corp.	11,790	135,939
Reinsurance Group of America, Inc.	600	57,114
Republic Services, Inc.	7,318	683,135
ResMed, Inc.	1,389	238,116
RingCentral, Inc., Class A (B)	700	192,227
Robert Half International, Inc.	3,842	203,395
Rockwell Automation, Inc.	3,754	828,433
Roku, Inc. (B)	800	151,040
Rollins, Inc.	4,818	261,087
Roper Technologies, Inc.	3,437	1,357,993
Ross Stores, Inc.	3,200	298,624
Royal Caribbean Cruises, Ltd.	1,600	103,568
RPM International, Inc.	1,200	99,408
S&P Global, Inc.	2,200	793,320
Sabre Corp.	2,500	16,275
salesforce.com, Inc. (B)	7,196	1,808,499
Sarepta Therapeutics, Inc. (B)	676	94,931
SBA Communications Corp., REIT	1,000	318,480

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Schlumberger NV	12,371	$ 192,493
Scotts Miracle-Gro Co.	5,289	808,741
Seagate Technology PLC	2,200	108,394
Sealed Air Corp.	1,500	58,215
Seattle Genetics, Inc. (B)	1,049	205,279
SEI Investments Co.	1,200	60,864
Sempra Energy	2,500	295,900
Sensata Technologies Holding PLC (B)	5,240	226,054
ServiceNow, Inc. (B)	1,688	818,680
Sherwin-Williams Co.	800	557,392
Signature Bank	660	54,773
Simon Property Group, Inc., REIT	2,800	181,104
Sirius XM Holdings, Inc. (C)	14,200	76,112
Skyline Champion Corp. (B)	5,441	145,656
Skyworks Solutions, Inc.	1,600	232,800
SL Green Realty Corp., REIT (C)	800	37,096
Snap, Inc., Class A (B)	6,500	169,715
Snap-on, Inc.	1,706	251,004
Southern Co.	9,400	509,668
Southwest Airlines Co.	4,786	179,475
Spirit Aerosystems Holdings, Inc., Class A	900	17,019
Splunk, Inc. (B)	1,401	263,570
Square, Inc., Class A (B)	3,100	503,905
SS&C Technologies Holdings, Inc.	2,100	127,092
Stanley Black & Decker, Inc.	5,118	830,140
Starbucks Corp.	10,759	924,413
State Street Corp.	3,300	195,789
Steel Dynamics, Inc.	2,000	57,260
STERIS PLC	800	140,952
Stewart Information Services Corp.	2,390	104,515
Stryker Corp.	3,006	626,360
Sun Communities, Inc., REIT	800	112,488
SVB Financial Group (B)	660	158,809
Synchrony Financial	5,313	139,041
Synopsys, Inc. (B)	1,400	299,572
Sysco Corp.	4,300	267,546
T-Mobile US, Inc. (B)	3,700	423,132
T. Rowe Price Group, Inc.	2,200	282,084
Take-Two Interactive Software, Inc. (B)	1,000	165,220
Tapestry, Inc.	2,500	39,075
Targa Resources Corp.	2,100	29,463
Target Corp.	4,420	695,796
TD Ameritrade Holding Corp.	2,400	93,960
Teledyne Technologies, Inc. (B)	1,128	349,917
Teleflex, Inc.	400	136,168
Teradyne, Inc.	1,500	119,190
Tesla, Inc. (B)	5,845	2,507,563
Texas Instruments, Inc.	8,402	1,199,722
Textron, Inc.	7,658	276,377
Thermo Fisher Scientific, Inc.	3,589	1,584,615
Tiffany & Co.	1,000	115,850
TJX Cos., Inc.	10,989	611,538
Toll Brothers, Inc.	52,037	2,532,120
Tractor Supply Co.	1,100	157,674
TransDigm Group, Inc.	1,695	805,328
TransUnion	6,199	521,522
Travelers Cos., Inc.	2,319	250,893
Trimble, Inc. (B)	2,300	112,010
TripAdvisor, Inc.	1,000	19,590
Truist Financial Corp.	16,569	630,450
Twilio, Inc., Class A (B)	1,100	271,799
Twitter, Inc. (B)	6,600	293,700
Tyler Technologies, Inc. (B)	400	139,424
Tyson Foods, Inc., Class A	2,800	166,544
Uber Technologies, Inc. (B)	26,610	970,733
UDR, Inc., REIT	2,600	84,786
UFP Industries, Inc.	6,315	356,861

Transamerica Series Trust	Page 10

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
UGI Corp.	1,900	$ 62,662
Ulta Beauty, Inc. (B)	500	111,990
Under Armour, Inc., Class A (B)	1,800	20,214
Under Armour, Inc., Class C (B)	1,800	17,712
Union Pacific Corp.	22,729	4,474,658
United Airlines Holdings, Inc. (B)	683	23,734
United Parcel Service, Inc., Class B	23,134	3,854,818
United Rentals, Inc. (B)	2,467	430,492
UnitedHealth Group, Inc.	8,378	2,612,009
Universal Health Services, Inc., Class B	700	74,914
Unum Group	1,900	31,977
US Bancorp	18,394	659,425
Vail Resorts, Inc.	400	85,588
Valero Energy Corp.	3,600	155,952
Varian Medical Systems, Inc. (B)	800	137,600
Veeva Systems, Inc., Class A (B)	1,200	337,428
Ventas, Inc., REIT	3,300	138,468
VEREIT, Inc.	9,900	64,350
VeriSign, Inc. (B)	1,000	204,850
Verisk Analytics, Inc.	5,106	946,193
Verizon Communications, Inc.	37,212	2,213,742
Vertex Pharmaceuticals, Inc. (B)	2,195	597,303
VF Corp.	3,000	210,750
ViacomCBS, Inc., Class B	5,200	145,652
VICI Properties, Inc., REIT	4,100	95,817
Visa, Inc., Class A	15,300	3,059,541
Vistra Corp.	3,353	63,238
VMware, Inc., Class A (B) (C)	785	112,781
Vornado Realty Trust, REIT	1,600	53,936
Voya Financial, Inc.	1,200	57,516
Vulcan Materials Co.	14,892	2,018,462
W.R. Berkley Corp.	1,400	85,610
Walgreens Boots Alliance, Inc.	6,582	236,425
Walmart, Inc.	12,584	1,760,627
Walt Disney Co.	16,619	2,062,086
Waste Connections, Inc.	8,674	900,361
Waste Management, Inc.	13,850	1,567,405
Waters Corp. (B)	600	117,408
Watsco, Inc.	4,171	971,384
Wayfair, Inc., Class A (B) (C)	600	174,606
WEC Energy Group, Inc.	2,700	261,630
Wells Fargo & Co.	50,257	1,181,542
Welltower, Inc., REIT	3,600	198,324
West Pharmaceutical Services, Inc.	700	192,430
Western Digital Corp.	2,670	97,589
Western Union Co.	3,700	79,291
Westinghouse Air Brake Technologies Corp.	6,023	372,703
Westlake Chemical Corp.	400	25,288
WestRock Co.	2,400	83,376
Weyerhaeuser Co., REIT	6,801	193,965
Whirlpool Corp.	600	110,334
Williams Cos., Inc.	10,561	207,524
Workday, Inc., Class A (B)	1,472	316,671
WP Carey, Inc., REIT	1,600	104,256
WW Grainger, Inc.	1,531	546,215
Wyndham Hotels & Resorts, Inc.	15,609	788,255
Wynn Resorts, Ltd.	897	64,414
Xcel Energy, Inc.	4,700	324,347
Xerox Holdings Corp.	1,800	33,786
Xilinx, Inc.	2,270	236,625
XPO Logistics, Inc. (B)	2,977	252,033
Xylem, Inc.	6,000	504,720
Yum! Brands, Inc.	2,666	243,406
Zebra Technologies Corp., Class A (B)	500	126,230
Zillow Group, Inc., Class C (B) (C)	1,151	116,930
Zimmer Biomet Holdings, Inc.	1,900	258,666

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Zions Bancorp NA	2,134	$ 62,355
Zoetis, Inc.	4,230	699,515

		391,290,071

Total Common Stocks (Cost $574,750,372)		661,163,573

PREFERRED STOCKS - 0.4%
Germany - 0.3%
Bayerische Motoren Werke AG,
5.08% (J)	4,333	236,809
Fuchs Petrolub SE,
2.14% (J)	1,324	67,320
Henkel AG & Co. KGaA,
2.04% (J)	3,360	351,410
Porsche Automobil Holding SE,
4.39% (J)	11,881	706,824
Sartorius AG,
0.10% (J)	655	268,468
Volkswagen AG,
3.53% (J)	14,162	2,278,823

		3,909,654

United States - 0.1%
Palantir Technologies, Inc.,
0.00% (D) (E) (F) (J) (K)	170,200	1,495,632

Total Preferred Stocks (Cost $4,802,070)		5,405,286

WARRANT - 0.0% (A)
United States - 0.0% (A)
Occidental Petroleum Corp., (B)
Exercise Price $5.60, Expiration Date 08/03/2027	1,037	3,111

Total Warrant (Cost $5,131)		3,111

	Principal	Value
ASSET-BACKED SECURITIES - 0.5%
Ireland - 0.1%
Small Business Origination Loan Trust DAC
Series 2019-2, Class A,
1-Month GBP LIBOR + 1.20%, 1.25% (L), 03/15/2028 (M)	GBP 733,665	938,672

United States - 0.4%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C,
3.88%, 04/13/2026 (G)	$ 700,000	737,126
American Homes 4 Rent Trust
Series 2014-SFR3, Class C,
4.60%, 12/17/2036 (G)	225,000	244,011
CPS Auto Receivables Trust
Series 2016-C, Class D,
5.92%, 06/15/2022 (G)	599,604	607,232
Exeter Automobile Receivables Trust
Series 2018-2A, Class D,
4.04%, 03/15/2024 (G)	1,000,000	1,022,831

Transamerica Series Trust	Page 11

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 04/15/2026 (G)	$ 500,000	$ 531,271
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month LIBOR + 1.60%, 1.75% (L), 10/15/2031 (G)	421,000	426,258
SLM Private Education Loan Trust
Series 2010-C, Class A5,
1-Month LIBOR + 4.75%, 4.90% (L), 10/15/2041 (G)	1,143,000	1,245,681
SMB Private Education Loan Trust
Series 2019-A, Class A2A,
3.44%, 07/15/2036 (G)	298,000	313,868

		5,128,278

Total Asset-Backed Securities (Cost $5,851,145)		6,066,950

CONVERTIBLE BONDS - 0.0% (A)
India - 0.0% (A)
REI Agro, Ltd.
5.50%, 11/13/2014 (B) (E) (G) (N)	697,000	6,698
5.50%, 11/13/2014 (B) (M) (N)	259,000	2,489

		9,187

Netherlands - 0.0% (A)
Bio City Development Co. BV
8.00%, 07/06/2022 (B) (D) (F) (N)	2,400,000	234,000

Total Convertible Bonds (Cost $2,277,010)		243,187

CORPORATE DEBT SECURITIES - 9.5%
Australia - 0.4%
National Australia Bank, Ltd.
0.63%, 08/30/2023, MTN (M)	EUR 450,000	539,023
Quintis Australia Pty, Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (D) (E) (F) (G) (O)	$ 3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (D) (E) (F) (G) (O)	202,600	202,600
Transurban Finance Co. Pty, Ltd.
2.00%, 08/28/2025, MTN (M)	EUR 950,000	1,171,779

		5,249,719

Belgium - 0.1%
Anheuser-Busch InBev SA
2.75%, 03/17/2036, MTN (M)	1,350,000	1,845,800

Colombia - 0.2%
Ecopetrol SA
5.88%, 09/18/2023	$ 1,920,000	2,112,000

France - 0.5%
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025, MTN (M)	EUR 900,000	1,091,544
BNP Paribas SA
1.13%, 06/11/2026, MTN (M)	900,000	1,093,844
BPCE SA
5.15%, 07/21/2024 (G)	$ 1,800,000	2,016,043

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Orange SA
Fixed until 10/01/2026 (P), 5.00% (L), MTN (M)	EUR 1,250,000	$ 1,729,364
TOTAL SE
Fixed until 05/05/2023 (P), 2.71% (L), MTN (M)	1,450,000	1,757,361

		7,688,156

Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
1.13%, 09/15/2032, MTN (M)	2,070,000	2,812,044
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 05/26/2021, 6.00% (L), 05/26/2041, MTN (M)	1,300,000	1,575,982

		4,388,026

Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048, MTN (M)	$ 1,050,000	1,391,401

Ireland - 0.1%
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,375,000	1,451,393

Luxembourg - 0.1%
Medtronic Global Holdings SCA
1.13%, 03/07/2027	EUR 1,600,000	1,977,802

Malaysia - 0.2%
Petronas Capital, Ltd.
3.50%, 03/18/2025, MTN (M)	$ 1,920,000	2,107,171

Netherlands - 0.4%
ASR Nederland NV
Fixed until 09/30/2024 (P), 5.00% (L) (M)	EUR 1,350,000	1,753,469
Cooperatieve Rabobank UA
3.95%, 11/09/2022	$ 1,400,000	1,487,623
ING Groep NV
4.10%, 10/02/2023	1,435,000	1,572,351
Shell International Finance BV
2.38%, 04/06/2025	705,000	751,547

		5,564,990

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/2029, MTN (M)	1,460,000	1,607,768

Singapore - 0.1%
ONGC Videsh Vankorneft Pte, Ltd.
3.75%, 07/27/2026 (M)	1,200,000	1,249,735

Spain - 0.2%
Banco Santander SA
3.13%, 01/19/2027, MTN (M)	EUR 1,300,000	1,687,184
CaixaBank SA
0.75%, 04/18/2023, MTN (M)	1,500,000	1,788,238

		3,475,422

Transamerica Series Trust	Page 12

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland - 0.2%
UBS Group AG
3.49%, 05/23/2023 (G)	$ 1,875,000	$ 1,955,499
4.13%, 09/24/2025 (G)	765,000	871,398

		2,826,897

United Kingdom - 0.4%
HSBC Holdings PLC
Fixed until 03/13/2022, 3.26% (L), 03/13/2023	562,000	581,009
Fixed until 03/13/2027, 4.04% (L), 03/13/2028	2,150,000	2,376,143
Lloyds Bank PLC
Fixed until 01/22/2029 (P), 13.00% (L), MTN	GBP 1,065,000	2,373,389

		5,330,541

United States - 6.1%
AbbVie, Inc.
3.20%, 11/21/2029 (G)	$900,000	991,545
3.45%, 03/15/2022 (G)	1,105,000	1,146,139
American Tower Corp.
2.40%, 03/15/2025	1,425,000	1,505,976
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,400,000	1,763,204
2.90%, 12/04/2026	GBP 1,100,000	1,553,794
Bank of America Corp.
Fixed until 04/29/2030, 2.59% (L), 04/29/2031	$ 1,225,000	1,303,303
4.00%, 01/22/2025, MTN	534,000	594,876
4.13%, 01/22/2024, MTN	1,286,000	1,424,365
BAT Capital Corp.
3.56%, 08/15/2027	950,000	1,026,010
Becton Dickinson & Co.
2.89%, 06/06/2022	1,125,000	1,164,836
3.13%, 11/08/2021	968,000	994,945
Boeing Co.
5.15%, 05/01/2030	1,475,000	1,657,913
Burlington Northern Santa Fe LLC
4.55%, 09/01/2044	775,000	1,010,948
Campbell Soup Co.
2.38%, 04/24/2030	1,450,000	1,507,791
Capital One Financial Corp.
3.30%, 10/30/2024	1,925,000	2,086,447
Centene Corp.
4.25%, 12/15/2027	98,000	102,550
4.75%, 01/15/2025	603,000	619,763
5.25%, 04/01/2025 (G)	44,000	45,727
5.38%, 06/01/2026 - 08/15/2026 (G)	707,000	745,164
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	750,000	780,011
Chubb INA Holdings, Inc.
0.88%, 06/15/2027	EUR 900,000	1,081,498
Cigna Corp.
2.40%, 03/15/2030	$ 500,000	518,561
3.05%, 10/15/2027	775,000	862,296
Citigroup, Inc.
Fixed until 06/03/2030, 2.57% (L), 06/03/2031	150,000	157,210
Fixed until 01/29/2030, 2.67% (L), 01/29/2031	379,000	398,896
Fixed until 11/05/2029, 2.98% (L), 11/05/2030	196,000	211,902
Comcast Corp.
3.70%, 04/15/2024	2,125,000	2,346,627

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Crown Castle International Corp.
3.30%, 07/01/2030	$ 1,375,000	$ 1,503,662
CVS Health Corp.
3.75%, 04/01/2030	475,000	542,039
Deere & Co.
3.10%, 04/15/2030	1,325,000	1,513,449
Emerson Electric Co.
1.25%, 10/15/2025, MTN	EUR 1,450,000	1,799,614
Energy Transfer Operating, LP
4.05%, 03/15/2025	$ 324,000	340,550
Enterprise Products Operating LLC
3.35%, 03/15/2023	954,000	1,010,726
3.90%, 02/15/2024	228,000	248,517
Exxon Mobil Corp.
2.99%, 03/19/2025	1,175,000	1,287,632
3.45%, 04/15/2051	530,000	582,340
Fox Corp.
4.71%, 01/25/2029	1,250,000	1,497,854
General Electric Co.
3.63%, 05/01/2030	240,000	248,547
4.25%, 05/01/2040	205,000	207,985
4.35%, 05/01/2050	320,000	326,275
Georgia-Pacific LLC
2.30%, 04/30/2030 (G)	1,475,000	1,565,098
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (L), 06/05/2023	999,000	1,034,718
3.50%, 04/01/2025	2,645,000	2,919,207
4.75%, 10/21/2045	105,000	138,126
Home Depot, Inc.
3.13%, 12/15/2049	175,000	195,225
3.30%, 04/15/2040	468,000	531,656
International Business Machines Corp.
3.00%, 05/15/2024	1,350,000	1,462,305
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (L), 04/22/2026	1,150,000	1,202,647
Level 3 Financing, Inc.
3.40%, 03/01/2027 (G)	975,000	1,049,859
Lowe’s Cos., Inc.
5.13%, 04/15/2050	415,000	572,747
McDonald’s Corp.
3.50%, 07/01/2027, MTN	345,000	392,860
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (G) (P)	786,000	793,860
NIKE, Inc.
2.40%, 03/27/2025	180,000	193,375
2.85%, 03/27/2030	900,000	1,010,809
NiSource, Inc.
3.60%, 05/01/2030	1,325,000	1,509,801
NRG Energy, Inc.
5.25%, 06/15/2029 (G)	30,000	32,625
5.75%, 01/15/2028	33,000	35,599
6.63%, 01/15/2027	49,000	51,817
7.25%, 05/15/2026	41,000	43,635
NVIDIA Corp.
2.85%, 04/01/2030	450,000	505,578
3.50%, 04/01/2050	350,000	409,598
ONEOK Partners, LP
4.90%, 03/15/2025	742,000	813,103
ONEOK, Inc.
2.75%, 09/01/2024	435,000	445,519
Oracle Corp.
2.80%, 04/01/2027	1,371,000	1,507,470
2.95%, 04/01/2030	1,371,000	1,532,862
3.60%, 04/01/2050	1,075,000	1,211,707

Transamerica Series Trust	Page 13

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 1,025,000	$ 975,256
PepsiCo, Inc.
2.63%, 04/28/2026, MTN	EUR 1,300,000	1,746,790
Procter & Gamble Co.
3.00%, 03/25/2030	$ 1,300,000	1,507,930
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 850,000	1,109,201
Synchrony Bank
3.00%, 06/15/2022	$ 1,975,000	2,038,168
T-Mobile USA, Inc.
3.75%, 04/15/2027 (G)	1,661,000	1,863,875
3.88%, 04/15/2030 (G)	1,359,000	1,541,949
Target Corp.
2.65%, 09/15/2030	1,375,000	1,535,271
TJX Cos., Inc.
3.88%, 04/15/2030	1,325,000	1,571,596
Union Pacific Corp.
3.95%, 09/10/2028	850,000	1,002,566
Verizon Communications, Inc.
1.38%, 10/27/2026	EUR 1,500,000	1,874,114
3.50%, 11/01/2024	$ 1,111,000	1,226,601
4.67%, 03/15/2055	350,000	484,937
Vistra Operations Co. LLC
5.00%, 07/31/2027 (G)	52,000	54,496
5.50%, 09/01/2026 (G)	40,000	41,750
5.63%, 02/15/2027 (G)	992,000	1,046,758
Walt Disney Co.
2.65%, 01/13/2031	1,250,000	1,349,588
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (L), 04/30/2041	726,000	759,469
3.75%, 01/24/2024, MTN	679,000	737,748
Fixed until 04/04/2050, 5.01% (L), 04/04/2051, MTN	660,000	903,307
Wells Fargo Bank NA
Fixed until 09/09/2021, 2.08% (L), 09/09/2022	2,787,000	2,826,416
Williams Cos., Inc.
3.70%, 01/15/2023	573,000	605,566

		86,676,645

Total Corporate Debt Securities (Cost $127,346,207)		134,943,466

FOREIGN GOVERNMENT OBLIGATIONS - 19.4%
Australia - 1.1%
Australia Government Bond
0.25%, 11/21/2025 (M)	AUD 8,830,000	6,290,300
2.50%, 05/21/2030 (M)	9,790,000	8,125,285
3.00%, 03/21/2047 (M)	2,100,000	1,944,460

		16,360,045

Austria - 0.2%
Republic of Austria Government Bond
2.10%, 09/20/2117 (M)	EUR 210,000	521,751
4.15%, 03/15/2037 (M)	1,190,000	2,378,750

		2,900,501

Belgium - 0.4%
Kingdom of Belgium Government Bond
1.70%, 06/22/2050 (M)	910,000	1,457,596
1.90%, 06/22/2038 (M)	3,100,000	4,784,834

		6,242,430

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 1.3%
Canada Government Bond
1.25%, 06/01/2030	CAD 6,510,000	$ 5,209,271
Province of British Columbia
2.20%, 06/18/2030	3,300,000	2,693,185
Province of Ontario
2.05%, 06/02/2030	3,500,000	2,806,597
2.30%, 06/15/2026 (C)	$ 2,400,000	2,615,286
Province of Quebec
1.35%, 05/28/2030	2,580,000	2,647,751
1.90%, 09/01/2030	CAD 3,500,000	2,782,678

		18,754,768

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	$ 1,070,000	1,219,800

Denmark - 0.1%
Denmark Government Bond
0.50%, 11/15/2029 (M)	DKK 5,800,000	990,546

Finland - 0.1%
Finland Government Bond
1.13%, 04/15/2034 (M)	EUR 800,000	1,106,594

France - 0.8%
French Republic Government Bond OAT
Zero Coupon, 11/25/2029 (M)	6,700,000	8,086,363
1.50%, 05/25/2050 (M)	2,470,000	3,796,817

		11,883,180

Germany - 0.7%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2050 (M)	1,120,000	1,350,377
0.25%, 02/15/2029 (M)	3,800,000	4,786,321
4.25%, 07/04/2039 (M)	1,700,000	3,750,027

		9,886,725

Greece - 2.6%
Hellenic Republic Government Bond
3.75%, 01/30/2028 (M) (Q)	25,604,000	36,331,104

Hungary - 0.0% (A)
Hungary Government Bond
3.00%, 08/21/2030	HUF 80,000,000	275,899

Indonesia - 0.3%
Indonesia Government International Bond
1.75%, 04/24/2025	EUR 1,700,000	2,052,959
Indonesia Treasury Bond
8.25%, 05/15/2029	IDR 13,000,000,000	951,237
8.38%, 03/15/2034	11,500,000,000	829,190

		3,833,386

Italy - 1.0%
Italy Buoni Poliennali del Tesoro
1.40%, 05/26/2025 (M)	EUR 598,380	732,650
1.75%, 07/01/2024 (M)	4,025,000	5,012,305
1.80%, 03/01/2041 (M)	940,000	1,154,384
1.85%, 07/01/2025 (M)	1,600,000	2,016,239
2.45%, 09/01/2050 (M)	3,550,000	4,836,639

		13,752,217

Transamerica Series Trust	Page 14

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 4.1%
Japan Government Five Year Bond
0.10%, 12/20/2023	JPY 312,000,000	$ 2,979,982
Japan Government Ten Year Bond
0.10%, 06/20/2026 - 03/20/2030	2,897,000,000	27,767,617
Japan Government Thirty Year Bond
Series 11,
1.70%, 06/20/2033	675,000,000	7,639,248
Series 64,
0.40%, 09/20/2049	1,052,000,000	9,487,900
Japan Government Twenty Year Bond
0.40%, 03/20/2040	646,000,000	6,131,135
0.60%, 06/20/2037	433,000,000	4,296,416

		58,302,298

Malaysia - 0.1%
Malaysia Government Bond
3.90%, 11/16/2027	MYR 6,300,000	1,649,377

Mexico - 2.5%
Mexico Bonos
Series M,
8.50%, 05/31/2029	MXN 646,300,000	34,560,236
Mexico Government International Bond
4.50%, 04/22/2029	$ 1,200,000	1,345,812

		35,906,048

Netherlands - 0.3%
Nederlandse Waterschapsbank NV
1.00%, 05/28/2030 (G)	1,129,000	1,131,421
Netherlands Government Bond
Zero Coupon, 07/15/2030 (M)	EUR 2,500,000	3,050,157
2.75%, 01/15/2047 (M)	300,000	617,044

		4,798,622

New Zealand - 0.3%
New Zealand Government Bond
1.50%, 05/15/2031	NZD 570,000	415,482
2.75%, 04/15/2037 (M)	4,840,000	4,104,613

		4,520,095

Norway - 0.0% (A)
Norway Government Bond
1.38%, 08/19/2030 (M)	NOK 2,390,000	274,760

Poland - 0.1%
Republic of Poland Government Bond
2.50%, 07/25/2027	PLN 3,300,000	937,987

Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/2027 (M)	EUR 2,000,000	2,462,848

Republic of Korea - 0.3%
Korea Electric Power Corp.
1.13%, 06/15/2025 (G)	$ 2,650,000	2,663,628
Korea International Bond
2.00%, 06/19/2024 (C)	1,260,000	1,319,071

		3,982,699

Russian Federation - 0.1%
Russian Federal Bond - OFZ
7.95%, 10/07/2026	RUB 60,000,000	863,195

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 0.9%
Spain Government Bond
1.60%, 04/30/2025 (M)	EUR 4,600,000	$ 5,862,904
2.70%, 10/31/2048 (M)	912,000	1,509,546
3.45%, 07/30/2066 (M)	300,000	609,763
0.60%, 10/31/2029, MTN (M)	3,900,000	4,761,419

		12,743,632

Supranational - 0.6%
Africa Finance Corp.
4.38%, 04/17/2026, MTN (M)	$ 1,250,000	1,344,325
European Investment Bank
0.05%, 05/24/2024, MTN (M)	EUR 2,330,000	2,799,125
International Bank for Reconstruction & Development
SOFR + 0.43%, 0.51% (L), 08/19/2027	$ 4,150,000	4,141,534

		8,284,984

Sweden - 0.1%
Sweden Government Bond
0.75%, 05/12/2028	SEK 10,000,000	1,196,703

United Arab Emirates - 0.0% (A)
Abu Dhabi Government International Bond
3.13%, 04/16/2030 (G)	$ 378,000	422,559

United Kingdom - 1.1%
U.K. Gilt
0.63%, 10/22/2050 (M)	GBP 3,200,000	3,960,608
1.63%, 10/22/2028 (M)	1,780,000	2,579,368
3.50%, 01/22/2045 (M)	3,100,000	6,433,213
4.25%, 09/07/2039 (M)	1,500,000	3,175,775

		16,148,964

Total Foreign Government Obligations (Cost $261,451,330)		276,031,966

LOAN ASSIGNMENTS - 0.0% (A)
United States - 0.0% (A)
Fieldwood Energy LLC 1st Lien Term Loan,
TBD, 04/11/2022 (B) (N) (R)	$ 249,657	62,258
2nd Lien Term Loan,
TBD, 04/11/2023 (B) (N) (R)	337,037	101

Total Loan Assignments (Cost $586,694)		62,359

MORTGAGE-BACKED SECURITIES - 0.5%
United States - 0.5%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A,
2.85%, 08/14/2034 (G)	1,000,000	1,060,047
BX Trust
Series 2019-OC11, Class D,
4.08% (L), 12/09/2041 (G)	576,000	558,861
Series 2019-OC11, Class E,
4.08% (L), 12/09/2041 (G)	807,000	741,373
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (L), 03/25/2065 (G)	868,736	875,132
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1,
3.57%, 02/15/2036 (G)	940,006	998,638

Transamerica Series Trust	Page 15

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3,
4.75%, 12/15/2046 (G)	$ 946,851	$ 965,093
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (L), 02/25/2060 (G)	560,033	576,743
Olympic Tower Mortgage Trust
Series 2017-OT, Class A,
3.57%, 05/10/2039 (G)	1,400,000	1,502,554

Total Mortgage-Backed Securities (Cost $7,197,155)		7,278,441

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.0%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050	1,970,957	2,069,063
3.00%, 06/01/2050	1,091,767	1,144,834
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.63% (L), 01/25/2027	9,988,633	827,742
Uniform Mortgage-Backed Security
2.50%, TBA (S)	25,000,000	26,223,633
3.00%, TBA (S)	13,000,000	13,618,262
3.50%, TBA (S)	12,000,000	12,652,031

Total U.S. Government Agency Obligations (Cost $56,655,943)		56,535,565

U.S. GOVERNMENT OBLIGATIONS - 8.2%
U.S. Treasury - 8.2%
U.S. Treasury Bond
1.13%, 05/15/2040	8,320,000	8,204,300
1.25%, 05/15/2050 (C)	1,890,000	1,796,681
2.38%, 11/15/2049 (C)	5,000,000	6,122,266
2.50%, 02/15/2045	10,000,000	12,334,375
U.S. Treasury Note
0.50%, 04/30/2027	7,800,000	7,837,781
1.38%, 01/31/2021	19,000,000	19,077,938
1.75% (J), 11/15/2020 (Q)	5,600,000	5,611,224
1.75%, 05/15/2023	10,000,000	10,419,922
1.75%, 11/15/2029 (C)	1,950,000	2,147,971
1.88%, 07/31/2022	24,500,000	25,282,851
2.13%, 05/15/2025 (C)	16,600,000	18,026,563

Total U.S. Government Obligations (Cost $116,340,331)		116,861,872

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (A)
U.S. Treasury Bill
0.16% (J), 01/28/2021 (T)	375,000	374,806

Total Short-Term U.S. Government Obligation (Cost $374,806)		374,806

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (J)	13,417,418	13,417,418

Total Other Investment Company (Cost $13,417,418)		13,417,418

	Principal	Value
REPURCHASE AGREEMENTS - 10.4%

Fixed Income Clearing Corp., 0.00% (J), dated 09/30/2020, to be repurchased at $103,330,787 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 07/15/2022, and with a value of $105,397,418.

	$ 103,330,787	$ 103,330,787
State Street Bank & Trust Co., 0.00% (J), dated 09/30/2020, to be repurchased at $45,116,004 on 10/01/2020. Collateralized by a U.S. Government Obligation, 2.00%, due 08/31/2021, and with a value of $46,018,424. (Q)	45,116,004	45,116,004

Total Repurchase Agreements (Cost $148,446,791)		148,446,791

Total Investments (Cost $1,319,502,403)		1,426,834,791
Net Other Assets (Liabilities) - (0.3)%		(4,441,769)

Net Assets - 100.0%		$ 1,422,393,022

Transamerica Series Trust	Page 16

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
12-Month USD-USCPI	Pay	1.31%	Maturity	05/05/2030	USD	39,025,000	$2,153,982	$—	$2,153,982
12-Month USD-USCPI	Pay	1.37	Maturity	05/29/2030	USD	1,267,000	69,254	—	69,254
12-Month USD-USCPI	Pay	1.75	Maturity	07/30/2030	USD	1,247,000	35,046	—	35,046
12-Month USD-USCPI	Pay	1.96	Maturity	08/28/2030	USD	2,183,000	1,800	—	1,800

Total							$2,260,082	$—	$2,260,082

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (U)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Invesco MSCI Emerging Markets UCITS ETF	JPM	Receive	Quarterly	06/15/2021	USD	115,283,272	219,377	$(2,311,288)	$—	$(2,311,288)
MSCI Daily TR Gross USA USD Index	BCLY	Receive	Quarterly	05/06/2021	USD	260,798,119	18,297	6,010,320	—	6,010,320
MSCI Japan Net Total Return USD Index	JPM	Receive	Quarterly	05/11/2021	USD	61,534,304	9,580	3,283,256	—	3,283,256

Total								$6,982,288	$—	$6,982,288

Bilateral Equity Basket Total Return Swaps

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Barclays Short Covid Winners	BCLY	Pay	09/09/2021	USD	3,676,431	0.3	$(246,347)	$(246,347)
BNP Paribas US IPOs	BNP	Pay	09/24/2021	USD	947,410	0.1	(86,001)	(86,001)
BNP Paribas US IPOs	BNP	Pay	09/24/2021	USD	2,210,777	0.2	(244,298)	(244,298)
JPMorgan EMU Anti-Value (a)	JPM	Pay	05/14/2021	EUR	9,573,965	0.7	367,602	367,602
JPMorgan EMU Anti-Value (a)	JPM	Pay	05/14/2021	EUR	9,308,190	0.7	(7,154)	(7,154)
JPMorgan EMU Low Volume (b)	JPM	Pay	05/14/2021	EUR	9,478,932	0.7	571,027	571,027
JPMorgan EMU Low Volume (b)	JPM	Pay	05/14/2021	EUR	9,190,499	0.6	(7,064)	(7,064)
JPMorgan EMU Value (c)	JPM	Pay	05/14/2021	EUR	18,959,598	1.3	14,572	14,572
JPMorgan EMU Value (c)	JPM	Receive	05/14/2021	EUR	19,918,041	1.4	(2,005,025)	(2,005,025)
JPMorgan US IPOs	JPM	Pay	09/01/2021	USD	4,684,241	0.3	613,227	613,227
JPMorgan US Anti-Value (S&P 500) (d)	JPM	Pay	05/14/2021	USD	34,458,155	2.4	315,519	315,519
JPMorgan US Low Volume (S&P 500) (e)	JPM	Pay	05/14/2021	USD	31,497,804	2.2	59,933	59,933
JPMorgan US Value (S&P 500) (f)	JPM	Receive	05/14/2021	USD	68,776,219	4.8	(3,409,364)	(3,409,364)
JPMorgan US Low-Volume (g)	JPM	Pay	05/14/2021	USD	712,436	0.1	(17,800)	(17,800)
JPMorgan US Low-Volume (g)	JPM	Pay	05/14/2021	USD	14,962,995	1.1	600,793	600,793
JPMorgan US Low-Volume (g)	JPM	Pay	05/14/2021	USD	14,864,722	1.0	596,713	596,713
JPMorgan US Low-Volume (g)	JPM	Pay	05/14/2021	USD	14,608,093	1.0	586,624	586,624
JPMorgan US Value (h)	JPM	Receive	05/14/2021	USD	15,853,546	1.1	(1,063,724)	(1,063,724)
JPMorgan US Value (h)	JPM	Receive	05/14/2021	USD	15,488,324	1.1	(1,039,079)	(1,039,079)
JPMorgan US Value (h)	JPM	Receive	05/14/2021	USD	14,548,428	1.0	(976,236)	(976,236)
JPMorgan US Value (h)	JPM	Receive	05/14/2021	USD	1,143,694	0.1	43,334	43,334

Total							$(5,332,748)	$(5,332,748)

Value
OTC Swap Agreements, at value (Assets)	$13,062,920
OTC Swap Agreements, at value (Liabilities)	$(11,413,380)

Transamerica Series Trust	Page 17

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of September 30, 2020, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Airbus SE	2,785	$ 172,860	2.06%

Automobiles
Ferrari NV	1,129	176,862	2.11

Banks
FinecoBank Banca Fineco SpA	13,970	164,212	1.96

Beverages
Davide Campari-Milano NV	20,698	192,883	2.30
Pernod Ricard SA	1,183	161,042	1.92

		353,925

Biotechnology
Galapagos NV	1,082	131,125	1.56

Capital Markets
Amundi SA	2,767	166,555	1.98
Deutsche Bank AG	22,658	162,914	1.94
Deutsche Boerse AG	1,119	167,689	2.00

		497,158

Chemicals
Air Liquide SA	1,245	168,647	2.01
Koninklijke DSM NV	1,341	188,476	2.25
Symrise AG	1,640	193,469	2.30
Umicore SA	4,434	157,620	1.88

		708,212

Construction & Engineering
Ferrovial SA	8,424	174,788	2.08

Diversified Financial Services
Groupe Bruxelles Lambert SA	2,306	177,483	2.11
Wendel SE	2,153	166,720	1.99

		344,203

Diversified Telecommunication Services
Cellnex Telecom SA	3,347	174,069	2.07
Iliad SA	1,046	164,302	1.96

		338,371

Electric Utilities
Elia Group SA	1,968	167,645	2.00
Iberdrola SA	16,004	168,201	2.00
Terna Rete Elettrica Nazionale SpA	28,262	168,835	2.01

		504,681

Electrical Equipment
Siemens Gamesa Renewable Energy SA	8,649	199,712	2.38

Entertainment
Ubisoft Entertainment SA	2,467	190,115	2.26

Health Care Equipment & Supplies
BioMerieux	1,272	170,231	2.03

Insurance
Hannover Rueck SE	1,206	159,397	1.90
Muenchener Rueckversicherungs-Gesellschaft AG	758	164,146	1.96

		323,543

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Interactive Media & Services
Scout24 AG	2,398	$ 178,683	2.13%

Internet & Direct Marketing Retail
Delivery Hero SE	1,747	171,404	2.04
Just Eat Takeaway.com NV	1,866	178,678	2.13
Prosus NV	2,108	165,929	1.98
Zalando SE	2,771	221,439	2.64

		737,450

IT Services
Adyen NV	121	190,767	2.27

Life Sciences Tools & Services
Sartorius Stedim Biotech	661	194,809	2.32

Machinery
GEA Group AG	5,579	167,440	2.00
Knorr-Bremse AG	1,755	176,641	2.10

		344,081

Multi-Utilities
E.ON SE	17,599	165,921	1.98

Oil, Gas & Consumable Fuels
Koninklijke Vopak NV	3,826	183,873	2.19

Personal Products
Beiersdorf AG	1,726	167,388	1.99
L’Oreal SA	638	177,164	2.11

		344,552

Professional Services
Teleperformance	695	183,182	2.18
Wolters Kluwer NV	2,588	188,508	2.25

		371,690

Real Estate Management & Development
Deutsche Wohnen SE	4,237	180,873	2.16
Vonovia SE	3,146	184,278	2.20

		365,151

Software
Nemetschek SE	2,752	171,980	2.05
TeamViewer AG	3,758	158,281	1.88

		330,261

Textiles, Apparel & Luxury Goods
Hermes International	257	189,203	2.25

Transportation Infrastructure
Getlink SE	13,590	157,642	1.88

Total Common Stocks - Long		8,204,081

Preferred Stocks - Long
Health Care Equipment & Supplies
Sartorius AG	539	188,798	2.25

Total Preferred Stocks - Long		188,798

Total		$ 8,392,879

Transamerica Series Trust	Page 18

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of September 30, 2020, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Auto Components
Cie Generale des Etablissements Michelin SCA	2,047	$ 187,782	2.27%

Beverages
Heineken Holding NV	2,540	168,816	2.03
Pernod Ricard SA	1,234	168,046	2.02

		336,862

Capital Markets
Deutsche Boerse AG	1,168	174,981	2.11

Chemicals
Air Liquide SA	1,299	175,981	2.12
Akzo Nobel NV	2,291	197,986	2.38
Koninklijke DSM NV	1,399	196,672	2.37
Symrise AG	1,711	201,883	2.43

		772,522

Construction & Engineering
Ferrovial SA	8,790	182,389	2.20
Vinci SA	2,447	175,022	2.11

		357,411

Diversified Financial Services
Groupe Bruxelles Lambert SA	2,406	185,202	2.23

Diversified Telecommunication Services
Koninklijke KPN NV	84,259	169,108	2.04
Proximus SADP	10,718	166,928	2.01

		336,036

Electric Utilities
Iberdrola SA	16,700	175,516	2.11
Red Electrica Corp. SA	11,279	180,634	2.17
Terna Rete Elettrica Nazionale SpA	29,491	176,178	2.12

		532,328

Electrical Equipment
Legrand SA	2,780	189,539	2.28
Schneider Electric SE	1,822	193,219	2.33

		382,758

Equity Real Estate Investment Trusts
ICADE	3,331	159,620	1.92

Gas Utilities
Snam SpA	41,110	180,433	2.17

Household Products
Henkel AG & Co. KGaA	2,508	200,374	2.41

Insurance
Ageas SA	5,626	196,116	2.36
Allianz SE	1,022	167,197	2.01
Assicurazioni Generali SpA	14,543	174,877	2.11
Hannover Rueck SE	1,258	166,329	2.00
Mapfre SA	116,773	156,125	1.88
Muenchener Rueckversicherungs-Gesellschaft AG	791	171,284	2.06

		1,031,928

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Internet & Direct Marketing Retail
Prosus NV	2,200	$ 173,146	2.08%

Machinery
Alstom SA	3,842	163,343	1.97

Oil, Gas & Consumable Fuels
Eni SpA	24,582	164,405	1.98
TOTAL SE	5,716	166,910	2.01

		331,315

Personal Products
L’Oreal SA	666	184,869	2.23

Pharmaceuticals
Merck KGaA	1,649	205,404	2.47
Recordati Industria Chimica e Farmaceutica SpA	4,043	176,833	2.13
Sanofi	2,052	175,086	2.11
UCB SA	1,712	166,108	2.00

		723,431

Professional Services
Teleperformance	725	191,148	2.30
Wolters Kluwer NV	2,701	196,706	2.37

		387,854

Real Estate Management & Development
Vonovia SE	3,283	192,292	2.32

Semiconductors & Semiconductor Equipment
ASML Holding NV	597	187,949	2.26

Software
Dassault Systemes SE	1,186	189,472	2.28
SAP SE	1,347	178,765	2.15

		368,237

Textiles, Apparel & Luxury Goods
EssilorLuxottica SA	1,676	194,672	2.34
Hermes International	268	197,431	2.38
LVMH Moet Hennessy Louis Vuitton SE	497	198,683	2.39

		590,786

Transportation Infrastructure
Getlink SE	14,181	164,498	1.98

Total Common Stocks - Long		$ 8,305,957

Transamerica Series Trust	Page 19

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of September 30, 2020, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Leonardo SpA	32,386	$ 161,931	1.95%

Auto Components
Pirelli & C SpA	51,777	189,606	2.29

Automobiles
Bayerische Motoren Werke AG	3,191	197,797	2.38
Peugeot SA	12,871	199,497	2.40
Volkswagen AG	1,292	192,793	2.32

		590,087

Banks
Banco Bilbao Vizcaya Argentaria SA	65,842	156,178	1.88
Banco Santander SA	96,583	154,494	1.86
BNP Paribas SA	5,058	156,669	1.89
Credit Agricole SA	21,423	160,073	1.93
Raiffeisen Bank International AG	12,234	159,902	1.93
Societe Generale SA	13,903	157,359	1.90

		944,675

Capital Markets
Natixis SA	86,353	166,013	2.00

Chemicals
LANXESS AG	4,001	195,837	2.36
Solvay SA	2,689	197,532	2.38

		393,369

Communications Equipment
Nokia OYJ	41,949	140,530	1.69

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	8,932	172,968	2.09
Bouygues SA	5,727	169,619	2.04
Eiffage SA	2,368	165,336	2.00
HOCHTIEF AG	2,581	171,483	2.07

		679,406

Construction Materials
Compagnie de Saint Gobain	5,492	197,751	2.38
HeidelbergCement AG	3,716	194,403	2.34

		392,154

Diversified Telecommunication Services
Deutsche Telekom AG	6,206	88,684	1.07
Orange SA	8,968	79,669	0.96
Telefonica SA	49,821	146,323	1.76

		314,676

Equity Real Estate Investment Trusts
Klepierre SA	13,140	157,477	1.90
Unibail-Rodamco-Westfield	4,298	135,386	1.63

		292,863

Food & Staples Retailing
Carrefour SA	13,335	182,221	2.20
Casino Guichard Perrachon SA	7,639	158,501	1.91
Koninklijke Ahold Delhaize NV	7,273	183,645	2.21

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Food & Staples Retailing (continued)
METRO AG	22,526	$ 191,924	2.31%

		716,291

Gas Utilities
Naturgy Energy Group SA	11,352	194,338	2.34

Health Care Providers & Services
Fresenius Medical Care AG & Co. KGaA	2,352	169,382	2.04
Fresenius SE & Co. KGaA	4,188	162,604	1.96

		331,986

Independent Power & Renewable Electricity Producers
Uniper SE	5,963	164,329	1.98

Insurance
CNP Assurances	17,147	183,127	2.21

IT Services
Atos SE	2,448	168,435	2.03
Capgemini SE	1,635	179,436	2.16

		347,871

Media
Publicis Groupe SA	6,331	174,606	2.10

Multi-Utilities
Engie SA	15,072	172,120	2.07
Suez SA	16,050	253,664	3.06

		425,784

Oil, Gas & Consumable Fuels
OMV AG	6,546	153,171	1.85
Repsol SA	26,793	153,311	1.85

		306,482

Paper & Forest Products
Stora Enso OYJ, R Shares	16,447	219,978	2.65

Pharmaceuticals
Bayer AG	3,067	163,526	1.97
Ipsen SA	2,090	187,193	2.26

		350,719

Trading Companies & Distributors
AerCap Holdings NV	7,450	160,088	1.93

Transportation Infrastructure
Atlantia SpA	12,945	173,853	2.10

Total Common Stocks - Long		8,014,762

Preferred Stocks - Long
Automobiles
Bayerische Motoren Werke AG	2,022	94,450	1.14
Volkswagen AG	1,367	187,858	2.27

		282,308

Total Preferred Stocks - Long		282,308

Total		$ 8,297,070

Transamerica Series Trust	Page 20

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of September 30, 2020, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Boeing Co.	604	$ 99,846	0.99%
TransDigm Group, Inc.	225	106,833	1.06

		206,679

Beverages
Brown-Forman Corp., Class B	1,420	106,926	1.06
Monster Beverage Corp.	1,260	101,012	1.00

		207,938

Capital Markets
CME Group, Inc.	601	100,632	0.99
Intercontinental Exchange, Inc.	1,018	101,878	1.01
Moody’s Corp.	349	101,260	1.00
S&P Global, Inc.	280	100,813	1.00

		404,583

Chemicals
Air Products & Chemicals, Inc.	352	104,888	1.04
Ecolab, Inc.	532	106,242	1.05
Sherwin-Williams Co.	153	106,541	1.05

		317,671

Commercial Services & Supplies
Cintas Corp.	328	109,227	1.08
Copart, Inc.	1,051	110,514	1.09
Rollins, Inc.	1,852	100,354	0.99

		320,095

Containers & Packaging
Ball Corp.	1,322	109,855	1.09

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	492	104,770	1.03

Entertainment
Live Nation Entertainment, Inc.	2,101	113,185	1.12

Equity Real Estate Investment Trusts
Crown Castle International Corp.	597	99,473	0.98
SBA Communications Corp.	321	102,242	1.01

		201,715

Food & Staples Retailing
Costco Wholesale Corp.	298	105,684	1.04

Health Care Equipment & Supplies
Align Technology, Inc.	341	111,686	1.10
Edwards Lifesciences Corp.	1,257	100,301	0.99
Intuitive Surgical, Inc.	142	100,971	1.00

		312,958

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.	86	106,332	1.05
Domino’s Pizza, Inc.	253	107,728	1.06
Hilton Worldwide Holdings, Inc.	1,312	111,917	1.11
McDonald’s Corp.	504	110,693	1.09

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	1,299	$ 111,570	1.10%

		548,240

Insurance
Aon PLC, Class A	490	101,011	1.00

IT Services
Mastercard, Inc., Class A	314	106,062	1.05

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	106	102,200	1.01

Machinery
IDEX Corp.	590	107,543	1.06
Illinois Tool Works, Inc.	527	101,883	1.01

		209,426

Multi-Utilities
WEC Energy Group, Inc.	1,047	101,452	1.00

Personal Products
Estee Lauder Cos., Inc., Class A	495	107,973	1.07

Pharmaceuticals
Zoetis, Inc.	635	104,930	1.04

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	1,262	103,492	1.02
NVIDIA Corp.	223	120,481	1.19

		223,973

Software
Adobe, Inc.	219	107,332	1.06
ANSYS, Inc.	311	101,771	1.01
Intuit, Inc.	315	102,603	1.01
Paycom Software, Inc.	340	105,942	1.05
salesforce.com, Inc.	483	121,262	1.20
ServiceNow, Inc.	223	108,076	1.07

		646,986

Specialty Retail
Gap, Inc.	7,478	127,354	1.26
TJX Cos., Inc.	1,889	105,143	1.04

		232,497

Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	997	125,169	1.24
Under Armour, Inc., Class A	10,138	113,855	1.12
Under Armour, Inc., Class C	11,153	109,750	1.08

		348,774

Wireless Telecommunication Services
T-Mobile US, Inc.	917	104,901	1.04

Total Common Stocks - Long		$ 5,343,558

Transamerica Series Trust	Page 21

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of September 30, 2020, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
CH Robinson Worldwide, Inc.	1,114	$ 113,799	1.11%
Expeditors International of Washington, Inc.	1,214	109,859	1.07

		223,658

Beverages
Coca-Cola Co.	2,250	111,074	1.08
PepsiCo, Inc.	762	105,614	1.03

		216,688

Biotechnology
Amgen, Inc.	421	107,030	1.04

Building Products
Carrier Global Corp.	3,771	115,179	1.12

Capital Markets
CME Group, Inc.	639	106,921	1.04
Intercontinental Exchange, Inc.	1,082	108,245	1.06

		215,166

Chemicals
Air Products & Chemicals, Inc.	374	111,444	1.09
Ecolab, Inc.	565	112,883	1.10

		224,327

Commercial Services & Supplies
Republic Services, Inc.	1,191	111,220	1.08
Waste Management, Inc.	956	108,172	1.05

		219,392

Construction Materials
Vulcan Materials Co.	886	120,129	1.17

Containers & Packaging
Ball Corp.	1,404	116,721	1.14
Packaging Corp. of America	1,086	118,388	1.15

		235,109

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	523	111,318	1.09
S&P Global, Inc.	297	107,113	1.04

		218,431

Entertainment
Walt Disney Co.	895	111,087	1.08

Equity Real Estate Investment Trusts
Crown Castle International Corp.	635	105,690	1.03
Public Storage	532	118,464	1.15

		224,154

Food & Staples Retailing
Costco Wholesale Corp.	316	112,289	1.09

Food Products
Hershey Co.	719	103,017	1.00

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Equipment & Supplies
Abbott Laboratories	1,035	$ 112,599	1.10%
Danaher Corp.	504	108,448	1.06
Medtronic PLC	1,070	111,220	1.08
STERIS PLC	647	113,945	1.11

		446,212

Health Care Technology
Cerner Corp.	1,514	109,419	1.07

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	1,394	118,912	1.16
McDonald’s Corp.	536	117,611	1.15
Starbucks Corp.	1,380	118,543	1.16

		355,066

Household Products
Colgate-Palmolive Co.	1,360	104,956	1.02
Procter & Gamble Co.	793	110,276	1.08

		215,232

Industrial Conglomerates
3M Co.	693	110,933	1.08
Honeywell International, Inc.	701	115,444	1.13

		226,377

Insurance
Aon PLC, Class A	520	107,324	1.05
Arthur J. Gallagher & Co.	982	103,666	1.01
Marsh & McLennan Cos., Inc.	899	103,159	1.01
Progressive Corp.	1,159	109,706	1.07

		423,855

Interactive Media & Services
Alphabet, Inc., Class A	70	102,961	1.00
Alphabet, Inc., Class C	71	103,824	1.01

		206,785

Internet & Direct Marketing Retail
Booking Holdings, Inc.	63	107,982	1.05

IT Services
Accenture PLC, Class A	459	103,621	1.01
Automatic Data Processing, Inc.	775	108,063	1.05
Fidelity National Information Services, Inc.	699	102,964	1.00
Fiserv, Inc.	1,036	106,767	1.04
Mastercard, Inc., Class A	333	112,691	1.10
Paychex, Inc.	1,432	114,203	1.11
Visa, Inc., Class A	546	109,236	1.07

		757,544

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	249	109,742	1.07

Transamerica Series Trust	Page 22

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Machinery
IDEX Corp.	626	$ 114,264	1.11%
Illinois Tool Works, Inc.	560	108,251	1.06
Otis Worldwide Corp.	1,648	102,865	1.00

		325,380

Media
Comcast Corp., Class A	2,429	112,378	1.10

Multiline Retail
Dollar General Corp.	540	113,201	1.10

Multi-Utilities
Ameren Corp.	1,314	103,904	1.01
WEC Energy Group, Inc.	1,112	107,793	1.05

		211,697

Oil, Gas & Consumable Fuels
Williams Cos., Inc.	5,282	103,797	1.01

Pharmaceuticals
Johnson & Johnson	707	105,248	1.03
Merck & Co., Inc.	1,262	104,684	1.02
Zoetis, Inc.	674	111,488	1.09

		321,421

Professional Services
Verisk Analytics, Inc.	557	103,247	1.01

Road & Rail
Union Pacific Corp.	605	119,187	1.16

Software
Intuit, Inc.	334	109,016	1.06
Oracle Corp.	1,861	111,089	1.08

		220,105

Specialty Retail
Home Depot, Inc.	391	108,679	1.06
Ross Stores, Inc.	1,185	110,615	1.08
TJX Cos., Inc.	2,007	111,715	1.09

		331,009

Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	1,059	132,992	1.30

Wireless Telecommunication Services
T-Mobile US, Inc.	975	111,457	1.09

Total Common Stocks - Long		$ 7,609,739

Transamerica Series Trust	Page 23

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

(f)	The significant reference entities underlying the corresponding total return swap as of September 30, 2020, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Howmet Aerospace, Inc.	6,676	$ 111,625	1.11%
Raytheon Technologies Corp.	1,756	101,063	1.00
Textron, Inc.	2,814	101,545	1.01

		314,233

Air Freight & Logistics
FedEx Corp.	597	150,136	1.49

Airlines
Delta Air Lines, Inc.	4,008	122,575	1.22
United Airlines Holdings, Inc.	3,169	110,138	1.09

		232,713

Auto Components
BorgWarner, Inc.	2,735	105,961	1.05

Automobiles
General Motors Co.	3,940	116,571	1.16

Banks
Citizens Financial Group, Inc.	4,169	105,387	1.05
Comerica, Inc.	2,655	101,541	1.01
Fifth Third Bancorp	5,143	109,650	1.09

		316,578

Biotechnology
Alexion Pharmaceuticals, Inc.	963	110,239	1.09
Biogen, Inc.	363	103,015	1.02

		213,254

Building Products
Johnson Controls International PLC	2,595	106,019	1.05

Chemicals
Eastman Chemical Co.	1,344	104,974	1.04
LyondellBasell Industries NV, Class A	1,626	114,602	1.14

		219,576

Construction & Engineering
Quanta Services, Inc.	2,452	129,597	1.29

Consumer Finance
Synchrony Financial	4,446	116,348	1.15

Containers & Packaging
International Paper Co.	2,850	115,546	1.15
WestRock Co.	3,631	126,136	1.25

		241,682

Diversified Telecommunication Services
CenturyLink, Inc.	10,307	103,999	1.03

Electric Utilities
PPL Corp.	3,808	103,638	1.03

Electronic Equipment, Instruments & Components
TE Connectivity, Ltd.	1,125	109,954	1.09

Equity Real Estate Investment Trusts
Host Hotels & Resorts, Inc.	9,797	105,713	1.05
Kimco Realty Corp.	9,108	102,559	1.02
Simon Property Group, Inc.	1,655	107,051	1.06
SL Green Realty Corp.	2,200	102,022	1.01

		417,345

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Food Products
Archer-Daniels-Midland Co.	2,353	$ 109,386	1.08%
J.M. Smucker Co.	910	105,152	1.04

		214,538

Household Durables
Lennar Corp., Class A	1,372	112,099	1.11
Mohawk Industries, Inc.	1,271	124,073	1.23
Newell Brands, Inc.	6,163	105,756	1.05
PulteGroup, Inc.	2,294	106,195	1.05
Whirlpool Corp.	614	112,841	1.12

		560,964

Independent Power & Renewable Electricity Producers
AES Corp.	6,681	120,985	1.20

IT Services
Cognizant Technology Solutions Corp., Class A	1,485	103,059	1.02

Machinery
Snap-on, Inc.	703	103,479	1.03
Westinghouse Air Brake Technologies Corp.	1,643	101,684	1.01

		205,163

Media
Discovery, Inc., Class A	4,733	103,045	1.02
Discovery, Inc., Class C	5,280	103,492	1.03
ViacomCBS, Inc., Class B	3,930	110,068	1.09

		316,605

Metals & Mining
Nucor Corp.	2,357	105,724	1.05

Multi-Utilities
CenterPoint Energy, Inc.	5,228	101,167	1.00

Professional Services
Robert Half International, Inc.	1,981	104,852	1.04

Real Estate Management & Development
CBRE Group, Inc., Class A	2,443	114,739	1.14

Semiconductors & Semiconductor Equipment
Intel Corp.	2,091	108,288	1.07

Technology Hardware, Storage & Peripherals
HP, Inc.	5,684	107,945	1.07
NetApp, Inc.	2,362	103,537	1.03
Seagate Technology PLC	2,257	111,188	1.10
Xerox Holdings Corp.	6,309	118,423	1.17

		441,093

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	7,572	118,350	1.17

Trading Companies & Distributors
United Rentals, Inc.	633	110,419	1.10

Total Common Stocks - Long		$ 5,723,550

Transamerica Series Trust	Page 24

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

(g)	The significant reference entities underlying the corresponding total return swap as of September 30, 2020, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Expeditors International of Washington, Inc.	610	$ 55,211	0.56%

Airlines
Southwest Airlines Co.	1,658	62,165	0.63

Auto Components
Dorman Products, Inc.	639	57,764	0.58

Building Products
Carrier Global Corp.	1,895	57,885	0.58
Trane Technologies PLC	467	56,578	0.57

		114,463

Chemicals
Air Products & Chemicals, Inc.	188	56,008	0.56
Ecolab, Inc.	284	56,731	0.57
PPG Industries, Inc.	488	59,518	0.60
Sherwin-Williams Co.	82	56,891	0.57

		229,148

Commercial Services & Supplies
MSA Safety, Inc.	433	58,092	0.58
Republic Services, Inc.	599	55,896	0.56

		113,988

Consumer Finance
American Express Co.	560	56,106	0.56

Electric Utilities
Duke Energy Corp.	625	55,318	0.56

Electrical Equipment
Eaton Corp. PLC	552	56,302	0.57

Equity Real Estate Investment Trusts
Life Storage, Inc.	533	56,143	0.56
National Storage Affiliates Trust	1,691	55,328	0.56
Public Storage	267	59,536	0.60

		171,007

Food & Staples Retailing
Costco Wholesale Corp.	159	56,433	0.57
Walmart, Inc.	405	56,647	0.57

		113,080

Health Care Equipment & Supplies
Abbott Laboratories	520	56,589	0.57
STERIS PLC	325	57,265	0.58
Stryker Corp.	273	56,933	0.57

		170,787

Hotels, Restaurants & Leisure
Domino’s Pizza, Inc.	135	57,525	0.58
Dunkin’ Brands Group, Inc.	772	63,246	0.64
Hilton Worldwide Holdings, Inc.	700	59,761	0.60
McDonald’s Corp.	269	59,107	0.59
Starbucks Corp.	693	59,576	0.60

		299,215

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Durables
Ethan Allen Interiors, Inc.	4,270	$ 57,817	0.58%
NVR, Inc.	14	55,174	0.56
Procter & Gamble Co.	399	55,421	0.56

		168,412

Leisure Products
Hasbro, Inc.	699	57,840	0.58

Machinery
Graco, Inc.	979	60,077	0.60
IDEX Corp.	315	57,426	0.58
Toro Co.	726	60,989	0.61
Watts Water Technologies, Inc., Class A	609	60,971	0.61

		239,463

Media
Comcast Corp., Class A	1,221	56,477	0.57

Multiline Retail
Dollar General Corp.	271	56,891	0.57

Personal Products
Estee Lauder Cos., Inc., Class A	264	57,655	0.58

Pharmaceuticals
Zoetis, Inc.	339	56,030	0.56

Road & Rail
Union Pacific Corp.	304	59,900	0.60

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	163	59,373	0.60
Texas Instruments, Inc.	405	57,804	0.58

		117,177

Software
MicroStrategy, Inc., Class A	423	63,739	0.64

Specialty Retail
Lowe’s Cos., Inc.	348	57,782	0.58
Ross Stores, Inc.	596	55,591	0.56
TJX Cos., Inc.	1,009	56,144	0.56

		169,517

Technology Hardware, Storage & Peripherals
HP, Inc.	2,946	55,945	0.56

Textiles, Apparel & Luxury Goods
Columbia Sportswear Co.	710	61,767	0.62
Deckers Outdoor Corp.	253	55,743	0.56
NIKE, Inc., Class B	532	66,837	0.67

		184,347

Total Common Stocks - Long		$ 2,897,947

Transamerica Series Trust	Page 25

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

(h)	The significant reference entities underlying the corresponding total return swap as of September 30, 2020, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
AAR Corp.	3,015	$ 56,678	0.55%
Howmet Aerospace, Inc.	3,419	57,170	0.56
Moog, Inc., Class A	959	60,954	0.60

		174,802

Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.	970	59,099	0.58

Airlines
SkyWest, Inc.	1,914	57,150	0.56

Auto Components
Cooper-Standard Holdings, Inc.	4,538	59,947	0.59

Banks
Cadence BanCorp	6,641	57,046	0.56
Fifth Third Bancorp	2,634	56,159	0.55

		113,205

Capital Markets
Donnelley Financial Solutions, Inc.	5,347	71,431	0.70

Chemicals
Kraton Corp.	3,790	67,538	0.66
LyondellBasell Industries NV, Class A	833	58,695	0.57

		126,233

Commercial Services & Supplies
Viad Corp.	3,522	73,357	0.72

Construction & Engineering
Quanta Services, Inc.	1,256	66,375	0.65

Containers & Packaging
WestRock Co.	1,860	64,602	0.63

Electronic Equipment, Instruments & Components
Insight Enterprises, Inc.	1,018	57,597	0.56
SYNNEX Corp.	408	57,103	0.56

		114,700

Equity Real Estate Investment Trusts
DiamondRock Hospitality Co.	11,420	57,900	0.57
Pebblebrook Hotel Trust	4,989	62,509	0.61
Service Properties Trust	8,077	64,213	0.63

		184,622

Health Care Providers & Services
Owens & Minor, Inc.	3,041	76,369	0.75
Select Medical Holdings Corp.	2,727	56,779	0.55

		133,148

Hotels, Restaurants & Leisure
Brinker International, Inc.	1,991	85,068	0.83
Carnival Corp.	3,958	60,085	0.59
Dave & Buster’s Entertainment, Inc.	4,297	65,140	0.64
Dine Brands Global, Inc.	1,165	63,592	0.62
Ruth’s Hospitality Group, Inc.	7,827	86,562	0.85
Wyndham Destinations, Inc.	1,968	60,530	0.59

		420,977

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Durables
Century Communities, Inc.	1,417	$ 59,964	0.59%
KB Home	1,523	58,482	0.57
Mohawk Industries, Inc.	651	63,545	0.62

		181,991

Insurance
Genworth Financial, Inc., Class A	25,236	84,540	0.83
Reinsurance Group of America, Inc.	608	57,881	0.57

		142,421

Interactive Media & Services
QuinStreet, Inc.	4,347	68,862	0.67

IT Services
Sykes Enterprises, Inc.	1,809	61,903	0.60

Machinery
EnPro Industries, Inc.	1,075	60,659	0.59
Greenbrier Cos., Inc.	2,042	60,022	0.59
Standex International Corp.	950	56,257	0.55
Timken Co.	1,038	56,291	0.55

		233,229

Media
ViacomCBS, Inc., Class B	2,013	56,373	0.55

Multiline Retail
Big Lots, Inc.	1,263	56,317	0.55

Oil, Gas & Consumable Fuels
Renewable Energy Group, Inc.	1,820	97,207	0.95

Professional Services
Kelly Services, Inc., Class A	3,440	58,613	0.57

Semiconductors & Semiconductor Equipment
First Solar, Inc.	850	56,291	0.55

Software
j2 Global, Inc.	884	61,214	0.60

Specialty Retail
Hibbett Sports, Inc.	2,221	87,118	0.85
Signet Jewelers, Ltd.	4,690	87,708	0.86

		174,826

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	3,231	60,652	0.59

Textiles, Apparel & Luxury Goods
Capri Holdings, Ltd.	3,693	66,467	0.65
G-III Apparel Group, Ltd.	5,372	70,428	0.69
Tapestry, Inc.	3,878	60,614	0.59

		197,509

Total Common Stocks - Long		$ 3,227,056

Transamerica Series Trust	Page 26

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	187	12/21/2020	$26,042,069	$26,092,344	$50,275	$—
10-Year U.S. Treasury Ultra Note	240	12/21/2020	38,349,631	38,381,250	31,619	—
Gold 100 oz(Q)	75	12/29/2020	14,138,145	14,216,250	78,105	—
NASDAQ 100 E-Mini Index	34	12/18/2020	7,555,484	7,756,930	201,446	—
WTI Crude(Q)	173	11/19/2021	7,434,310	7,459,760	25,450	—

Total					$386,895	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(18)	12/31/2020	$(2,263,606)	$(2,268,562)	$—	$(4,956)
EURO STOXX 50® Index	(792)	12/18/2020	(30,527,692)	(29,658,852)	868,840	—
Euro-BTP Italy Government Bond	(175)	12/08/2020	(29,898,299)	(30,280,274)	—	(381,975)
FTSE 100 Index	(17)	12/18/2020	(1,319,968)	(1,281,388)	38,580	—
MSCI Emerging Markets Index	(315)	12/18/2020	(17,341,793)	(17,143,875)	197,918	—
Nikkei 225 Index	(167)	12/10/2020	(18,236,556)	(18,419,642)	—	(183,086)
S&P 500® E-Mini Index	(1,021)	12/18/2020	(169,978,592)	(171,119,600)	—	(1,141,008)
U.S. Treasury Ultra Bond	(150)	12/21/2020	(33,526,533)	(33,271,875)	254,658	—

Total					$1,359,996	$(1,711,025)

Total Futures Contracts					$1,746,891	$(1,711,025)

Transamerica Series Trust	Page 27

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	12/01/2020	USD	6,228,167	AUD	8,749,847	$—	$(39,894)
ANZ	12/01/2020	GBP	2,052,418	USD	2,713,687	—	(64,534)
BCLY	12/01/2020	USD	2,158,081	EUR	1,814,000	28,501	—
BCLY	12/01/2020	USD	3,733,473	NZD	5,712,482	—	(45,442)
BCLY	12/01/2020	JPY	2,101,127,729	USD	19,735,496	200,965	—
BCLY	12/17/2020	USD	2,791,369	COP	10,381,658,702	89,800	—
BCLY	12/17/2020	USD	707,777	SGD	963,548	1,832	—
BNP	12/01/2020	USD	1,415,620	JPY	149,289,000	—	(903)
BNP	12/01/2020	THB	57,544,000	USD	1,836,067	—	(20,268)
BNP	12/01/2020	COP	2,054,215,000	USD	555,845	—	(20,826)
BNP	12/01/2020	PEN	1,940,000	USD	550,308	—	(12,050)
BNP	12/17/2020	USD	424,981	CAD	565,943	—	(205)
BNP	12/17/2020	USD	421,061	CZK	9,693,178	677	—
BNP	12/17/2020	USD	2,148,783	EUR	1,827,446	2,278	—
BNP	12/17/2020	USD	2,844,306	INR	210,802,306	10,383	—
BNP	12/17/2020	USD	3,567,644	JPY	375,772,063	636	—
BNP	12/17/2020	USD	2,825,552	KRW	3,352,065,095	—	(40,878)
BNP	12/17/2020	USD	2,851,717	RUB	215,250,484	105,685	—
BNP	12/17/2020	USD	9,771,941	TWD	282,868,362	2,638	—
BNP	12/17/2020	DKK	3,455,665	USD	551,411	—	(6,306)
BNP	12/17/2020	CZK	12,300,154	USD	545,119	—	(11,672)
BNP	12/17/2020	EUR	885,567	USD	1,034,236	5,944	—
BNP	12/17/2020	HKD	3,039,598	USD	392,120	—	(35)
BOA	12/01/2020	CZK	12,035,000	USD	547,285	—	(25,668)
CITI	12/01/2020	USD	2,043,225	MXN	45,443,356	2,668	—
CITI	12/01/2020	SGD	2,510,308	USD	1,838,209	915	—
CITI	12/01/2020	EUR	26,907,430	USD	32,066,418	—	(477,937)
GSI	12/01/2020	KRW	7,399,962,900	USD	6,245,169	82,570	—
GSI	12/17/2020	USD	2,493,277	CLP	1,907,057,501	62,125	—
GSI	12/17/2020	USD	2,008,728	EUR	1,691,502	21,902	—
GSI	12/17/2020	USD	1,232,942	GBP	953,132	2,415	—
GSI	12/17/2020	USD	753,643	JPY	79,386,819	66	—
GSI	12/17/2020	BRL	159,878,295	USD	30,187,930	—	(1,782,039)
GSI	12/17/2020	SEK	2,192,028	USD	249,819	—	(4,806)
GSI	12/17/2020	GBP	682,953	USD	878,360	3,356	—
GSI	12/17/2020	CAD	493,652	USD	374,780	—	(3,905)
GSI	12/17/2020	AUD	328,623	USD	240,088	—	(4,661)
GSI	12/17/2020	CHF	759,016	USD	838,422	—	(12,331)
GSI	12/17/2020	HKD	5,386,453	USD	694,563	247	—
JPM	10/05/2020	USD	114,916	JPY	12,117,373	15	—
JPM	10/06/2020	AUD	712,425	USD	510,710	—	(429)
JPM	12/01/2020	USD	510,780	AUD	712,425	426	—
JPM	12/01/2020	CAD	1,426,340	USD	1,081,777	—	(10,383)
JPM	12/01/2020	SEK	10,565,000	USD	1,211,061	—	(30,615)
JPM	12/01/2020	CHF	2,784,000	USD	3,088,930	—	(61,032)
JPM	12/01/2020	GBP	898,934	USD	1,197,066	—	(36,769)
JPM	12/01/2020	EUR	996,983	USD	1,164,271	6,156	—
JPM	12/01/2020	CNH	13,420,000	USD	1,971,199	—	(1,667)
JPM	12/01/2020	JPY	12,117,373	USD	114,988	—	(13)
JPM	12/17/2020	USD	26,063,874	EUR	21,951,113	280,261	—
JPM	12/17/2020	USD	670,590	JPY	70,652,127	—	(74)
JPM	12/17/2020	CHF	4,805,826	USD	5,307,050	—	(76,529)
JPM	12/17/2020	GBP	4,329,692	USD	5,567,750	22,035	—
JPM	12/17/2020	AUD	136,000	USD	99,340	—	(1,909)
JPM	08/12/2021	USD	1,687,189	CNH	11,724,464	—	(5,994)
JPM	08/12/2021	CNH	292,998,629	USD	41,274,433	1,038,826	—
SSB	12/01/2020	CNY	13,115,000	USD	1,908,266	8,954	—
UBS	10/05/2020	USD	1,653,397	GBP	1,281,297	40	—
UBS	10/05/2020	CAD	235,144	USD	176,630	—	(33)
UBS	12/01/2020	USD	2,694,423	AUD	3,746,897	10,287	—
UBS	12/01/2020	USD	176,658	CAD	235,144	30	—
UBS	12/01/2020	USD	989,683	EUR	835,594	8,721	—
UBS	12/01/2020	CNH	194,724,000	USD	28,128,331	449,541	—
UBS	12/01/2020	NOK	3,502,701	USD	399,090	—	(23,531)
UBS	12/01/2020	AUD	835,000	USD	617,430	—	(19,267)
UBS	12/01/2020	JPY	3,884,500	USD	36,873	—	(15)
UBS	12/01/2020	GBP	1,281,297	USD	1,653,857	—	(27)
UBS	12/02/2020	RON	2,215,000	USD	544,226	—	(13,788)

Transamerica Series Trust	Page 28

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	12/17/2020	USD	24,347,752	EUR	20,505,719	$261,889	$—
UBS	12/17/2020	USD	2,819,195	HUF	851,831,619	75,080	—
UBS	12/17/2020	USD	4,363,621	JPY	459,764,598	—	(685)
UBS	12/17/2020	USD	37,782,290	MXN	805,362,337	1,685,867	—
UBS	12/17/2020	USD	2,851,621	SGD	3,882,206	7,316	—
UBS	12/17/2020	USD	2,583,048	TRY	19,971,222	57,207	—
UBS	12/17/2020	CAD	646,249	USD	490,567	—	(5,049)
UBS	12/17/2020	ILS	4,804,124	USD	1,405,205	—	(1,108)
UBS	12/17/2020	AUD	321,553	USD	234,878	—	(4,516)
UBS	12/17/2020	MXN	24,625,709	USD	1,082,830	20,897	—
UBS	12/17/2020	USD	2,855,556	ZAR	47,396,037	52,383	—

Total						$4,611,534	$(2,867,793)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	19.3%	$276,031,966
U.S. Government Obligations	8.2	116,861,872
Banks	4.4	62,261,225
U.S. Government Agency Obligations	4.0	56,535,565
Household Durables	3.1	43,607,192
Automobiles	2.5	35,260,900
Software	2.4	34,341,716
Oil, Gas & Consumable Fuels	2.1	30,553,953
Auto Components	2.0	28,711,742
Pharmaceuticals	2.0	28,069,403
Hotels, Restaurants & Leisure	1.8	26,153,282
Insurance	1.8	25,099,217
IT Services	1.5	21,137,411
Machinery	1.5	21,080,791
Aerospace & Defense	1.4	19,362,185
Metals & Mining	1.4	19,360,006
Technology Hardware, Storage & Peripherals	1.3	19,113,526
Capital Markets	1.3	18,991,063
Semiconductors & Semiconductor Equipment	1.3	18,461,941
Diversified Telecommunication Services	1.3	18,167,986
Health Care Equipment & Supplies	1.2	17,446,701
Internet & Direct Marketing Retail	1.1	15,396,929
Road & Rail	1.1	15,236,245
Interactive Media & Services	1.0	14,728,799
Equity Real Estate Investment Trusts	0.9	13,332,716
Industrial Conglomerates	0.9	13,322,820
Chemicals	0.9	13,006,029
Food Products	0.9	12,571,622
Electric Utilities	0.9	12,543,805
Beverages	0.9	12,228,765
Health Care Providers & Services	0.8	11,053,723
Textiles, Apparel & Luxury Goods	0.7	10,610,393
Biotechnology	0.7	10,475,999
Specialty Retail	0.7	10,242,976
Media	0.7	10,132,639
Electrical Equipment	0.7	9,777,055
Building Products	0.6	8,948,350
Air Freight & Logistics	0.6	8,570,904
Household Products	0.6	8,131,811
Professional Services	0.5	7,786,764
Food & Staples Retailing	0.5	7,468,240
Mortgage-Backed Securities	0.5	7,278,441
Entertainment	0.5	7,270,304
Multi-Utilities	0.5	6,565,744
Paper & Forest Products	0.5	6,508,914
Asset-Backed Securities	0.4	6,066,950
Commercial Services & Supplies	0.4	5,735,421
Diversified Financial Services	0.4	5,662,356
Real Estate Management & Development	0.4	5,659,618

Transamerica Series Trust	Page 29

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Construction Materials	0.4%		$5,547,959
Personal Products	0.4		5,115,225
Wireless Telecommunication Services	0.3		4,858,139
Tobacco	0.3		4,638,604
Life Sciences Tools & Services	0.3		4,360,598
Trading Companies & Distributors	0.3		4,131,544
Multiline Retail	0.3		4,110,531
Consumer Finance	0.2		3,401,267
Communications Equipment	0.2		2,985,991
Electronic Equipment, Instruments & Components	0.2		2,408,875
Transportation Infrastructure	0.2		2,241,681
Construction & Engineering	0.2		2,140,795
Containers & Packaging	0.1		1,217,477
Gas Utilities	0.1		784,830
Water Utilities	0.0	(A)	573,526
Health Care Technology	0.0	(A)	537,382
Energy Equipment & Services	0.0	(A)	509,342
Airlines	0.0	(A)	508,682
Marine	0.0	(A)	463,979
Thrifts & Mortgage Finance	0.0	(A)	335,005
Independent Power & Renewable Electricity Producers	0.0	(A)	296,015
Distributors	0.0	(A)	198,592
Mortgage Real Estate Investment Trusts	0.0	(A)	159,328
Leisure Products	0.0	(A)	146,434

Investments	88.6		1,264,595,776
Short-Term Investments	11.4		162,239,015

Total Investments	100.0%		$1,426,834,791

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Common Stocks	$429,575,851	$231,266,413	$321,309	$661,163,573
Preferred Stocks	—	3,909,654	1,495,632	5,405,286
Warrant	3,111	—	—	3,111
Asset-Backed Securities	—	6,066,950	—	6,066,950
Convertible Bonds	—	9,187	234,000	243,187
Corporate Debt Securities	—	131,404,549	3,538,917	134,943,466
Foreign Government Obligations	—	276,031,966	—	276,031,966
Loan Assignments	—	62,359	—	62,359
Mortgage-Backed Securities	—	7,278,441	—	7,278,441
U.S. Government Agency Obligations	—	56,535,565	—	56,535,565
U.S. Government Obligations	—	116,861,872	—	116,861,872
Short-Term U.S. Government Obligation	—	374,806	—	374,806
Other Investment Company	13,417,418	—	—	13,417,418
Repurchase Agreements	—	148,446,791	—	148,446,791

Total Investments	$442,996,380	$978,248,553	$5,589,858	$1,426,834,791

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$2,260,082	$—	$2,260,082
Over-the-Counter Total Return Swap Agreements	—	13,062,920	—	13,062,920
Futures Contracts (X)	1,746,891	—	—	1,746,891
Forward Foreign Currency Contracts (X)	—	4,611,534	—	4,611,534

Total Other Financial Instruments	$1,746,891	$19,934,536	$—	$21,681,427

Transamerica Series Trust	Page 30

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(11,413,380)	$—	$(11,413,380)
Futures Contracts (X)	(1,711,025)	—	—	(1,711,025)
Forward Foreign Currency Contracts (X)	—	(2,867,793)	—	(2,867,793)

Total Other Financial Instruments	$(1,711,025)	$(14,281,173)	$—	$(15,992,198)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (I)	$—	$—	$0	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,583,409, collateralized by cash collateral of $13,417,418 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,393,895. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $5,589,936, representing 0.4% of the Portfolio’s net assets.
(E)	Restricted securities. At September 30, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Pty, Ltd.	10/25/2018	$1,059,498	$321,309	0.0	%(A)
Common Stocks	Fieldwood Energy, Inc.	04/11/2018	586,694	78	0.0	(A)
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,043,326	1,495,632	0.1
Convertible Bonds	REI Agro, Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	6,698	0.0	(A)
Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028	07/20/2016	3,264,377	3,336,317	0.2
Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	07/20/2016 - 04/07/2020	198,514	202,600	0.0	(A)

Total			$6,547,957	$5,362,634	0.3%

(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $40,474,509, representing 2.8% of the Portfolio’s net assets.
(H)	Rounds to less than $1 or $(1).
(I)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(J)	Rates disclosed reflect the yields at September 30, 2020.
(K)	For the period ended September 30, 2020, the valuation technique changed for certain investments in Preferred Stocks with a total value of $1,495,632 from using market comparable and market transactions to using a recent market transaction and discounted cash flow techniques. This was considered to be a more relevant measure of fair value as of September 30, 2020.
(L)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2020, the total value of Regulation S securities is $169,141,678, representing 11.9% of the Portfolio’s net assets.
(N)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2020, the total value of such securities is $305,546, representing less than 0.1% of the Portfolio’s net assets.
(O)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(R)	All or a portion of the security represents unsettled loan commitments at September 30, 2020 where the rate will be determined at time of settlement.
(S)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

Transamerica Series Trust	Page 31

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(T)	All or a portion of the security has been segregated by the custodian as collateral for open over-the-counter swap agreements and forward foreign currency contracts. The value of the security is $374,653.
(U)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(V)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedules of Investments for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange

Transamerica Series Trust	Page 32

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TBD	To Be Determined
WTI	West Texas Intermediate

Transamerica Series Trust	Page 33

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 34

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 35